Annual Report October 31, 1999


                       [PROVIDENT INVESTMENT COUNSEL LOGO]

Provident
Investment Counsel
Funds A and B


Balanced Fund
Growth Fund
Mid Cap Fund
Small Company Growth Fund


                          Provident Investment Counsel
                         Investing in growth since 1951

      CONTENTS
       3        President's Letter
       4        Our Philosophy
       4        Performance Update/
                Portfolio Review
       7        Interview with Provident Managers
       9        Performance Comparison

      THE FUNDS

       14       Statements of Assets and Liabilities
       16       Statements of Operations
       18       Statements of Changes in Net Assets
       22       Financial Highlights
       27       Notes to Financial Statements
       33       Report of Independent Accountants

      THE PORTFOLIOS

       34       Statements of Net Assets
       63       Statements of Operations
       64       Statements of Changes in Net Assets
       66       Selected Ratio Data
       70       Notes to Financial Statements
       73       Report of Independent Accountants
       74       Change in Independent Accountant

Items of Interest

- The Growth style of investment continues to enjoy a leadership role. Our strong stock selection and sector allocation in the Funds were rewarded by positive absolute and relative performance the past year.

- Technology and technology related issues continue to provide the highest growth rates and as a result have become larger components of the Funds' portfolio of holdings.

- Mid Cap Investing: The Best of Both Worlds -- update -- As we suggested in our last report, an investment in a mid cap stock portfolio combines the liquidity characteristics of a large cap portfolio with the high-growth rates of a small company portfolio. The high growth rates of the mid cap holdings in the Funds have been rewarded with very strong performance over the last year. We continue to believe that the mid cap sector is under recognized and the high growth rates found with many stocks in this area should help continue this positive performance trend for the Funds in the year 2000.

-    Our website address is:
     WWW.PROVNET.COM

Fellow Shareholder,

     We are pleased to report very positive results for the fiscal year ending October 31, 1999 (more detailed information is available on the following pages). The Small Company Growth Fund continues to lead the way -- more than doubling the return of the Standard and Poors 500 Index, a broad measure of the market's overall performance. The Growth and Mid Cap Funds also outperformed the unmanaged index for the fiscal year.

     The underlying fundamentals of our holdings in all of the PIC Funds have remained very compelling, and our patience through some volatility this year has been rewarded. Much of the performance of the broad market and the Funds has been driven by the technology and telecommunications sectors. Accordingly, we have increased both the size and number of holdings in these areas.

     The narrowness of the overall stock market, with a very limited number of technology and telecommunications stocks dominating returns, causes some to worry. Historically, such developments have sometimes ushered in unpleasant
declines.   However,   those  declines  have  most  often  been  accompanied  by
unfavorable economic conditions, when either inflation has surged, or the Federal Reserve has embarked upon a series of extreme tightening measures to slow an overheated economy. This process usually results in either very slow economic growth, or in the extreme, a recession. We do not assign a high probability to either of these scenarios in the near-term. The one area of concern to us at the beginning of the year, is high stock market valuations, which makes the market vulnerable, particularly to rising interest rates.

     We remain positive in our outlook for growth company shares well into next year. The very positive tone and continued domestic economic expansion give us reason to believe the market will broaden some in the months ahead. As with the stronger-than-expected corporate profits picture for 1999, we see a solid growth picture moving well into next year. As to Fund strategy, we intend to remain extremely flexible, and are prepared to take profits in technology and telecommunications issues in favor of other sectors if we see equal opportunities present themselves.

     Finally, while Y2K and valuation concerns abound, we do not, at this time, expect any meaningful Y2K disruptions.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,


/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust
December 7, 1999

Our Philosophy

-    Focused, fundamental research, properly controlled, adds value.

- Sustainable earnings growth is the most important contributor to long-term stock appreciation.

- Emphasis on strong financial characteristics ensures focus on growth and quality.

- Investment style consistency is critical to superior long-term investment results.

[GRAPHIC]  EMERGING       COMPANY         ESTABLISHED GROWTH    MATURE COMPANIES
            GROWTH      GROWTH CURVE

Performance Update/Portfolio Review
Balanced Fund

                                SECTOR WEIGHTINGS

                       Technology                    56.1%
                       Retail                        10.5
                       Healthcare/Medical             9.9
                       Public Utilities               7.4
                       Financial                      5.8
                       Consumer Durables              4.1
                       Energy                         4.0
                       Consumber Non-Durables         2.2

     Average annualized total returns for the period ending 10/31/99*:

                                                   Since Inception
                  1 Year     3 Year     5 Year         6/11/92
                  ------     ------     ------         -------
             A:   12.35%     17.25%     16.58%          13.20%
             B:   10.33%     16.87%     16.18%          12.72%


                              Top 10 Stock Holdings

             1.   Microsoft Corporation                  4.16%
             2.   Lucent Technologies, Inc.              3.38%
             3.   Sun Microsystems, Inc.                 3.35%
             4.   MCI Worldcom Incorporated              3.19%
             5.   Motorola, Inc.                         2.40%
             6.   EMC Corporation                        2.31%
             7.   Tyco International Ltd.                2.31%
             8.   Cisco Systems, Inc.                    2.27%
             9.   Vitesse Semiconductor Corporation      2.05%
            10.   Lexmark International Group, Inc.      1.90%

Growth Fund

                                SECTOR WEIGHTINGS

                       Technology                    52.2%
                       Retail                        11.8
                       Healthcare/Medical             9.5
                       Public Utilities               7.7
                       Financial                      6.6
                       Consumer Durables              4.8
                       Energy                         4.2
                       Consumber Non-Durables         3.2

        Average annualized total returns for the period ending 10/31/99*:

                                                   Since Inception
                  1 Year     3 Year     5 Year         6/11/92
                  ------     ------     ------         -------
             A:   23.55%     20.66%     19.48%         15.19%
             B:   25.57%     24.11%     21.35%         16.26%


                              Top 10 Stock Holdings

             1.   Microsoft Corporation                  7.23%
             2.   MCI Worldcom Incorporated              4.88%
             3.   Lucent Technologies, Inc.              4.44%
             4.   Sun Microsystems, Inc.                 4.36%
             5.   Tyco International Ltd.                4.28%
             6.   EMC Corporation                        3.15%
             7.   Motorola, Inc.                         3.08%
             8.   Cisco Systems, Inc.                    3.07%
             9.   Kohl's Corporation                     2.81%
            10.   Vitesse Semiconductor Corporation      2.69%

Mid Cap Fund

                                SECTOR WEIGHTINGS

                       Technology                    57.7%
                       Consumer Non-Durables         10.5
                       Retail                        10.1
                       Energy                         8.1
                       Consumer Durables              3.6
                       Public Utilities               3.5
                       Financial                      3.1
                       Healthcare/Medical             2.4
                       Unclassified                   1.0

        Average annualized total returns for the period ending 10/31/99*:

                                                   Since Inception
                  1 Year      3 Year      5 Year      12/31/97
                  ------      ------      ------      --------
             A:   42.05%       N/A         N/A         24.57%
             B:   42.94%       N/A         N/A         25.13%


                              Top 10 Stock Holdings

           1.   Conexant Systems, Inc.                      2.82%
           2.   Altera Corporation                          2.69%
           3.   JDS Uniphase Corporation                    2.44%
           4.   Comverse Technology, Inc.                   2.38%
           5.   Insight Communications Company, Inc.        2.27%
           6.   Chartered Semiconductor Manufacturing Ltd.  2.21%
           7.   Adelphia Communications Corporation         2.19%
           8.   Teradyne, Inc.                              2.12%
           9.   VoiceStream Wireless Corporation            2.03%
          10.   Lexmark International Group, Inc.           1.94%

Small Company Growth Fund

                                SECTOR WEIGHTINGS

                       Technology                    57.4%
                       Consumer Non-Durables         13.5
                       Industrials                    9.4
                       Healthcare/Medical             7.5
                       Retail                         4.9
                       Energy                         2.2
                       Financial                      2.0
                       Consumer Durables              1.3
                       Transportation                 1.0
                       Public Utilities               0.8

        Average annualized total returns for the period ending 10/31/99*:

                                                   Since Inception
                  1 Year     3 Year     5 Year         9/30/93
                  ------     ------     ------         -------
             A:   50.25%      7.41%     17.11%         13.85%
             B:   51.88%      8.87%     18.05%         14.53%


                              Top 10 Stock Holdings

          1.   Peregrine Systems, Inc.                        2.38%
          2.   Vignette Corporation                           2.13%
          3.   Business Objects S.A. ADS                      2.11%
          4.   The Profit Recovery Group International, Inc.  2.11%
          5.   NCO Group, Inc.                                2.00%
          6.   Dollar Tree Stores, Inc.                       1.94%
          7.   Emulex Corporation                             1.81%
          8.   Mercury Interactive Corporation                1.80%
          9.   Check Point Software Technologies, Ltd.        1.68%
         10.   UnitedGlobalCom, Inc.                          1.65%

* Performance results of the Funds for the period prior to the effective date of their registration statements reflect the total returns of another fund managed by Provident Investment Counsel. The performance results for this period have been restated to reflect all applicable fees and expenses of the Funds. For more information, please refer to the "Performance Comparison" section of this report.

Interview with Provident Managers

What industry sectors performed positively for the various Funds' equity holdings?

GROWTH (AND BALANCED)
     - Telecommunications
     - Technology Services

MID CAP
     - Electronic Technology
     - Technology Services
     - Retail Trade
     - Commercial Services

SMALL COMPANY
     - Electronic Technology
     - Technology Services
     - Commercial Services

Q TO WHAT DO YOU ATTRIBUTE THE STRONG RETURNS OF SMALL AND MID CAP STOCKS DURING THE LAST YEAR?

A For several years now, small cap and mid cap stocks have generally lagged larger growth equities. However, the portfolio's performance this year is testament to the market's narrowing of the extreme valuation gap between large cap and small cap stocks in the 1996-1998 period. These valuations became more and more compelling as many of the growth issues continued to deliver strong fundamental results.

Q WHAT WERE THE MAJOR FACTORS CONTRIBUTING TO THE SMALL CAP GROWTH AND MID CAP FUNDS SIGNIFICANTLY OUTPERFORMING THE COMPARABLE UNMANAGED INDICES OVER THE LAST YEAR?

A The Funds have significantly outperformed the unmanaged indices through positive stock selection and weightings in the technology services and electronic technology sectors. We focused our stock selection in strong product sectors such as broadband, communications chips, fiber optics equipment, and web enabling software. Additionally, almost all segments of the Fund provided a positive contribution. The exceptions were the health technology and retail trade sectors, which modestly penalized overall results.

Q    WHAT IS THE OUTLOOK FOR SMALL CAP STOCKS IN GENERAL?

A As we move into the final month of the year and into early 2000, we are confident that the Small Company Growth and Mid Cap Funds will continue to experience both strong absolute and relative performance. For several years now, small and mid cap stocks have generally lagged larger growth equities. The performance of the Funds this year gives us evidence that this extreme valuation gap is narrowing and will continue to do so.

Q THE GROWTH FUND OUTPERFORMED THE BROAD MARKET, AS MEASURED BY THE STANDARD AND POORS 500 INDEX, BY MORE THAN 5% FOR THE YEAR ENDED OCTOBER 31, 1999. WHAT WERE THE MAJOR CONTRIBUTORS AND DETRACTORS TO PERFORMANCE DURING THE YEAR?

A The two most positive sectors for the Fund were telecommunications and technology services. The Fund also benefited from holdings in hardware technology concerns. Some of the names in telecommunications included Worldcom, Alltell and Vodaphone. In technology services and hardware, the Fund's holdings included America Online, Microsoft, Cisco and Lucent. The Fund's returns were reduced, relative to the broad market, by our holdings in healthcare and health technology such as Pfizer, Warner Lambert, and Elan.

Q WHAT IS THE OUTLOOK FOR THE GROWTH AND BALANCED FUNDS DURING THE REMAINDER OF 1999 AND 2000?

A We remain very optimistic about the fundamentals of the Funds' holdings. We think a broadening out of the market to other sectors within both the large and small capitalization spectrum is likely. So far this year, we have seen investors move back to growth-oriented small cap stocks where valuations were historically cheap. We look for investors to broaden their horizons within the large cap segment of the market, and for the current narrowness of the market to self-correct. We will continue to make every effort to check and re-check the fundamentals of the Funds' holdings, and to seek new opportunities for growth in all areas of the economy. In regard to the fixed-income component of the Balanced Fund we remain cautious. It appears the Federal Reserve Board will be on the sidelines temporarily in a neutral position watching for inflationary signals. In the meantime, we are maintaining a high quality portfolio and seeking to add value through security selection and sector allocation, not by attempting to predict the future direction of interest rates.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Performance Comparison

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            PROVIDENT INVESTMENT COUNSEL BALANCED FUNDS A AND B AND
                 THE S&P/BARRA (60%) + LEHMAN/GOVT-CORP (40%).

                         Average Annual Total Return

                   One Year    Five Years     Since Inception
                   --------    ----------     ---------------
               A:   12.35%       16.58%           13.20%
               B:   10.33%       16.18%           12.72%

                                               06/11/92  10/31/92  04/30/93  10/31/93  04/30/94  10/31/94  04/30/95  10/31/95
                                               --------  --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Balanced Fund A
  (With Load)                                    $9,425   $10,198   $10,165   $11,024   $10,364   $10,938   $11,024   $13,055
Provident Investment Counsel Balanced Fund B    $10,000   $10,253   $10,173   $11,126   $10,389   $11,039   $11,081   $13,120
S&P/Barra (60%) + Lehman/Govt-Corp (40%)        $10,000   $10,452   $10,721   $11,401   $10,967   $11,557   $12,642   $15,247

                                               04/30/96  10/31/96  03/31/97  10/31/97  04/30/98  10/31/98  04/30/99  10/31/99
                                               --------  --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Balanced Fund A
  (With Load)                                   $13,544   $14,616   $14,704   $17,796   $20,302   $20,961   $24,328   $24,984
Provident Investment Counsel Balanced Fund B    $13,565   $14,699   $14,736   $17,889   $20,338   $21,011   $24,309   $24,232
S&P/Barra (60%) + Lehman/Govt-Corp (40%)        $16,923   $18,412   $19,372   $22,804   $26,494   $28,182   $31,880   $33,240

Past performance is not predictive of future performance.

The Funds' performance figures include the maximum applicable sales charge.

Performance results of the Balanced Fund B reflect the total returns of the Balanced Fund A prior to the effective date of the Balanced Fund B's registration statement which was 3/31/99. The Balanced Fund A's returns have been restated to reflect all fees and expenses applicable to the Balanced Fund B.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

Performance Comparison

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               PROVIDENT INVESTMENT COUNSEL GROWTH FUNDS A AND B,
           THE S&P/BARRA GROWTH AND THE RUSSELL 1000 GROWTH INDEXES.

                         Average Annual Total Return

                   One Year    Five Years     Since Inception
                   --------    ----------     ---------------
               A:   23.55%       19.48%           15.19%
               B:   25.57%       21.35%           16.26%

                                             06/11/92  10/31/92  04/30/93  10/31/93  04/30/94  10/31/94  04/30/95  10/31/95
                                             --------  --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Growth Fund A
  (With Load)                                  $9,425   $10,185    $9,746   $10,928   $10,301   $11,011   $11,005   $13,397
Provident Investment Counsel Growth Fund B    $10,000   $10,286    $9,782   $11,087   $10,387   $11,188   $11,139   $13,575
S&P/Barra Growth                              $10,000   $10,463   $10,408   $11,080   $10,716   $11,686   $12,956   $15,161
Russell 1000 Growth                           $10,000   $10,643   $10,679   $11,421   $11,087   $12,039   $13,261   $16,559

                                             04/30/96  10/31/96  04/30/97  10/31/97  04/30/98  10/31/98  04/30/99  10/31/99
                                             --------  --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Growth Fund A
  (With Load)                                 $13,973   $15,263   $15,479   $18,162   $21,544   $21,703   $26,862   $28,450
Provident Investment Counsel Growth Fund B    $14,118   $15,489   $16,492   $19,573   $23,147   $23,331   $28,796   $30,464
S&P/Barra Growth                              $16,891   $18,754   $22,188   $25,189   $31,517   $33,262   $40,771   $43,770
Russell 1000 Growth                           $17,581   $18,989   $21,458   $24,774   $30,488   $30,877   $38,576   $41,451

Past performance is not predictive of future performance.

The Funds' performance figures include the maximum applicable sales charge.

Performance results reflect the total returns of the PIC Growth Fund I (included in another report) managed by Provident Investment Counsel prior to the effective dates of the Growth Funds A and B's registration statements which were 2/3/97 and 3/31/99, respectively. PIC Growth Fund I's returns have been restated to reflect all fees and expenses applicable to the Growth Funds A and B.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Performance Comparison

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL MID CAP FUNDS A AND B AND
                        THE RUSSELL MIDCAP GROWTH INDEX.

                         Average Annual Total Return

                   One Year                   Since Inception
                   --------                   ---------------
               A:   42.05%                        24.57%
               B:   42.94%                        25.13%

                                                          12/31/97   04/30/98   10/31/98   04/30/99   10/31/99
                                                          --------   --------   --------   --------   --------
Provident Investment Counsel Mid Cap Fund A (With Load)     $9,425    $11,262     $9,924    $12,969    $14,957
Provident Investment Counsel Mid Cap Fund B                $10,000    $11,422     $9,964    $13,027    $15,081
Russell Mid Cap Growth                                     $10,000    $11,345    $10,005    $12,746    $13,775

Past performance is not predictive of future performance.

The Funds' performance figures include the maximum applicable sales charge.

Performance results of the Mid Cap Fund B reflect the total returns of the Mid Cap Fund A prior to the effective date of the Mid Cap Fund B's registration statement which was 3/31/99. The Mid Cap Fund A's returns have been restated to reflect all fees and expenses applicable to the Mid Cap Fund B.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Performance Comparison

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUNDS A AND B
                       AND THE RUSSELL 2000 GROWTH INDEX.

                         Average Annual Total Return

                   One Year    Five Years     Since Inception
                   --------    ----------     ---------------
               A:   50.25%       17.11%           13.85%
               B:   51.88%       18.05%           14.53%

                                                           09/30/93  10/31/93  04/30/94  10/31/94  04/30/95  10/31/95  04/30/96
                                                           --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Small Company Growth Fund A
  (With Load)                                                $9,425    $9,590    $8,911    $9,427    $9,832   $13,586   $17,509
Provident Investment Counsel Small Company Growth Fund B    $10,000    $9,668    $8,942    $9,524    $9,909   $13,894   $17,926
Russell 2000 Growth                                         $10,000   $10,289    $9,860   $10,196   $10,721   $12,293   $14,940

                                                           10/31/96  04/30/97  10/31/97  04/30/98  10/31/98  04/30/99  10/31/99
                                                           --------  --------  --------  --------  --------  --------  --------
Provident Investment Counsel Small Company Growth Fund A
  (With Load)                                               $16,758   $13,367   $16,944   $18,635   $13,822   $16,147   $22,034
Provident Investment Counsel Small Company Growth Fund B    $17,079   $14,283   $17,845   $19,575   $14,528   $16,951   $22,847
Russell 2000 Growth                                         $13,932   $12,915   $16,879   $18,560   $14,204   $17,860   $18,365

Past performance is not predictive of future performance.

The Funds' performance figures include the maximum applicable sales charge.

Performance results reflect the total returns of the Small Cap Growth Fund I (included in another report) managed by Provident Investment Counsel prior to the effective date of the Small Company Growth Funds A and B's registration statements which were 2/3/97 and 3/31/99, respectively. The Small Cap Growth Fund I's returns have been restated to reflect all fees and expenses applicable to the Small Company Growth Funds A and B.

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13

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Assets and Liabilities
As of October 31, 1999

                                                                                               Small
                                                                                              Company
                                              Balanced          Growth         Mid Cap         Growth
                                               Fund A           Fund A         Fund A          Fund A
                                             -----------      ----------     -----------     ----------
ASSETS
  Investments in Portfolios, at value        $32,426,051      $6,885,187     $11,929,588     $  927,187
  Cash                                                --              --              --         49,208
  Receivables:
   Fund shares sold                               22,467              --         894,146             --
   Investments in Portfolios sold                 28,992          29,478              --             --
  Prepaid expenses                                    --              --           8,460             --
                                             -----------      ----------     -----------     ----------
  Total Assets                                32,477,510       6,914,665      12,832,194        976,395
                                             ===========      ==========     ===========     ==========
LIABILITIES
  Payables:
   Fund shares repurchased                        28,992          29,478              --             --
   Investments in Portfolios purchased            22,467              --         894,146             --
   Due to Provident Investment
     Counsel, Inc. (Note 3)                       25,675          41,730          45,137         35,362
  Accrued expenses                                37,122          22,939          22,204         28,024
  Deferred trustees' compensation
   (Note 3)                                       22,346          12,875           7,576         12,875
                                             -----------      ----------     -----------     ----------
  Total Liabilities                              136,602         107,022         969,063         76,261
                                             ===========      ==========     ===========     ==========
NET ASSETS
  Applicable to 1,734,395; 379,952; 747,426
   and 66,435 shares of beneficial
   interest outstanding, respectively        $32,340,908      $6,807,643     $11,863,131     $  900,134
                                             ===========      ==========     ===========     ==========
NET ASSET VALUE
  PER SHARE*                                 $     18.65      $    17.92     $     15.87     $    13.55
                                             -----------      ----------     -----------     ----------
  Maximum offering price per share
   (Net Asset Value divided by 94.25%)       $     19.79      $    19.01     $     16.84     $    14.38
                                             ===========      ==========     ===========     ==========
  SOURCE OF NET ASSETS
  Paid-in capital                            $20,705,988      $4,950,080     $ 8,794,581     $  769,942
  Accumulated net investment income
   (loss)                                         42,725         (14,323)        (12,461)       (13,091)
  Accumulated net realized gain (loss)
   on investments                              7,894,637         520,848         737,903       (217,959)
  Net unrealized appreciation of
   investments                                 3,697,558       1,351,038       2,343,108        361,242
                                             -----------      ----------     -----------     ----------
  Net Assets                                 $32,340,908      $6,807,643     $11,863,131     $  900,134
                                             ===========      ==========     ===========     ==========

* Redemption price per share is equal to Net Asset Value less any applicable sales charge.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Assets and Liabilities
As of October 31, 1999

                                                                                          Small
                                                                                         Company
                                            Balanced        Growth         Mid Cap        Growth
                                             Fund B         Fund B         Fund B         Fund B
                                           -----------    -----------    -----------    -----------
ASSETS
  Investment in Portfolios, at value       $   449,769    $   984,164    $   732,515    $   130,010
  Cash                                          19,794         20,530         20,538         20,834
  Receivables:
   Fund shares sold                                995         42,366        160,548          2,995
   Due from Provident Investment
     Counsel, Inc. (Note 3)                     10,489          3,857          8,004          9,998
                                           -----------    -----------    -----------    -----------
  Total Assets                                 481,047      1,050,917        921,605        163,837
                                           ===========    ===========    ===========    ===========
LIABILITIES
  Payables:
   Investments in Portfolios
     purchased                                     995         42,366        160,548          2,995
  Accrued expenses                              30,427         25,459         27,921         29,824
  Deferred trustees' compensation
   (Note 3)                                      1,392          1,392          1,392          1,392
                                           -----------    -----------    -----------    -----------
  Total Liabilities                             32,814         69,217        189,861         34,211
                                           ===========    ===========    ===========    ===========
NET ASSETS
  Applicable to 23,813; 54,377; 46,917
   and 9,767 shares of beneficial inter-
   est outstanding, respectively           $   448,233    $   981,700    $   731,744    $   129,626
                                           ===========    ===========    ===========    ===========
NET ASSET VALUE
  PER SHARE                                $     18.82    $     18.05    $     15.60    $     13.27
                                           ===========    ===========    ===========    ===========
SOURCE OF NET ASSETS
  Paid-in capital                          $   430,763    $   951,605    $   697,327    $   112,985
  Accumulated net investment
   income (loss)                                   278         (1,451)        (1,052)          (608)
  Accumulated net realized loss on
   investments                                 (11,500)       (52,617)       (26,795)        (2,547)
  Net unrealized appreciation of
   investments                                  28,692         84,163         62,264         19,796
                                           -----------    -----------    -----------    -----------
  Net Assets                               $   448,233    $   981,700    $   731,744    $   129,626
                                           ===========    ===========    ===========    ===========

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Operations
Year ended October 31, 1999

                                                                                            Small
                                                                                           Company
                                           Balanced         Growth         Mid Cap          Growth
                                            Fund A          Fund A         Fund A           Fund A
                                         ------------    ------------    ------------    ------------
INVESTMENT INCOME
Net investment income (loss) from
  Portfolios                             $    462,246    $    (28,471)   $    (44,147)   $     (9,040)
                                         ============    ============    ============    ============
Expenses:
  Administration fees (Note 3)                 78,395          26,251          31,589          17,263
  Amortization of organization costs               --              --           3,753              --
  Audit fee                                    14,422           8,679           9,058          11,300
  Custody and accounting services fees          6,000           6,000           6,000           6,000
  Trustees' fees                               15,091          11,668           9,068          11,018
  Distribution fees (Note 4)                   79,244          14,063          20,737           2,828
  Legal fees                                   10,009           1,379           2,000           2,000
  Miscellaneous                                 5,000             549             765           3,342
  Registration fees                            25,500           1,001              --             405
  Reports to shareholders                       9,000              --           7,400              --
  Shareholder servicing                        47,547           8,438          12,442           1,697
  Transfer agent's fees                        25,171          12,532          23,000          16,600
                                         ------------    ------------    ------------    ------------
  Total expenses                              315,379          90,560         125,812          72,453
  Less reimbursement/waiver by
   Provident Investment Counsel, Inc.
   (Note 3)                                  (236,134)        (71,370)        (84,836)        (66,231)
                                         ------------    ------------    ------------    ------------
  Net expenses                                 79,245          19,190          40,976           6,222
                                         ============    ============    ============    ============
Net investment income (loss)                  383,001         (47,661)        (85,123)        (15,262)
                                         ============    ============    ============    ============
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain on investments         10,702,187         584,984       1,080,502         531,825
  Net unrealized appreciation
   (depreciation) of investments           (4,275,882)        721,825       2,285,862         212,208
                                         ------------    ------------    ------------    ------------
Net gain on investments                     6,426,305       1,306,809       3,366,364         744,033
                                         ============    ============    ============    ============
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS                        $  6,809,306    $  1,259,148    $  3,281,241    $    728,771
                                         ============    ============    ============    ============

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Operations
March 31, 1999* through October 31, 1999

                                                                              Small
                                                                             Company
                                         Balanced     Growth      Mid Cap     Growth
                                          Fund B      Fund B      Fund B      Fund B
                                         --------    --------    --------    --------
INVESTMENT INCOME
Net investment income (loss) from
  Portfolios                             $  2,460    $ (1,424)   $   (281)   $   (224)
                                         ========    ========    ========    ========
Expenses:
  Administration fees (Note 3)              9,029       9,208       8,874       8,809
  Organization costs                        2,500       2,500       2,500       2,500
  Audit fee                                10,000       9,000      11,000      10,000
  Custody and accounting services fees      3,500       3,500       3,500       3,500
  Trustees' fees                            2,483       2,483       2,483       2,483
  Distribution fees (Note 4)                1,047       1,718         466         221
  Legal fees                                7,250       6,750       7,250       7,750
  Miscellaneous                               820         920       2,920       2,920
  Registration fees                        14,281       8,780       3,780       8,781
  Reports to shareholders                   1,120       1,920       2,920       1,520
  Shareholder servicing                       349         573         156          74
  Transfer agent's fee                     11,020      11,420      13,420      11,920
                                         --------    --------    --------    --------
  Total expenses                           63,399      58,772      59,269      60,478
  Less reimbursement/waiver by
   Provident Investment Counsel, Inc.
   (Note 3)                               (61,863)    (56,308)    (58,498)    (60,094)
                                         --------    --------    --------    --------
  Net expenses                              1,536       2,464         771         384
                                         ========    ========    ========    ========
Net investment income (loss)                  924      (3,888)     (1,052)       (608)
                                         ========    ========    ========    ========
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized loss on investments        (11,500)    (52,617)    (26,795)     (2,547)
  Net unrealized appreciation of in-
   vestments                               28,692      84,163      62,264      19,796
                                         --------    --------    --------    --------
Net gain on investments                    17,192      31,546      35,469      17,249
                                         ========    ========    ========    ========
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS                        $ 18,116    $ 27,658    $ 34,417    $ 16,641
                                         ========    ========    ========    ========

* Commencement of operations.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS                       Balanced Fund A
                                                   ----------------------------
                                                       Year            Year
                                                      ended           ended
                                                    October 31,     October 31,
From operations:                                       1999            1998
                                                   ------------    ------------
  Net investment income (loss)                     $    383,001    $    381,122
  Net realized gain (loss) on investments            10,702,187       2,840,801
  Net unrealized appreciation
   (depreciation) of investments                     (4,275,882)      3,069,593
                                                   ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                          6,809,306       6,291,516
                                                   ============    ============
Distributions to shareholders:
  From net investment income                           (386,588)       (360,834)
  From net realized gains                            (2,848,190)     (2,299,644)
                                                   ------------    ------------
  Total distributions to shareholders                (3,234,778)     (2,660,478)
                                                   ============    ============
Transactions in shares of beneficial interest:
  Purchases of 1,201,958; 254,988; 173,227;
   101,572; 251,695; 878,218; 77,675 and
   317,026 shares, respectively                      21,785,746       4,137,359
  Reinvestment of 190,209; 178,506; 0; 0; 0; 0; 0
   and 0 shares, respectively                         3,217,777       2,658,417
  Redemptions of 2,139,435; 230,922; 64,497;
   18,330; 46,971; 335,516; 327,224 and 202,491
   shares, respectively                             (38,289,659)     (3,717,356)
                                                   ============    ============
Net increase (decrease) in net assets
  resulting from share transactions                 (13,286,136)      3,078,420
                                                   ============    ============
Total increase (decrease) in net assets              (9,711,608)      6,709,458
                                                   ============    ============
NET ASSETS
Beginning of period                                  42,052,516      35,343,058
                                                   ------------    ------------
End of period                                      $ 32,340,908    $ 42,052,516
                                                   ------------    ------------

* Commencement of operations.

See Notes to Financial Statements.

                                                                         Small Company
      Growth Fund A                   Mid Cap Fund A                     Growth Fund A
---------------------------     ----------------------------      ------------------------------
   Year            Year            Year         Dec. 31, 1997*        Year              Year
   ended           ended           ended           through            ended             ended
October 31,     October 31,     October 31,      October 31,       October 31,       October 31,
   1999            1998            1999             1998              1999              1998
-----------     -----------     -----------     ------------      ------------      ------------
$   (47,661)    $   (21,586)    $   (85,123)    $    (17,662)     $    (15,262)     $    (37,919)
    584,984         (52,313)      1,080,502         (198,903)          531,825          (692,290)

    721,825         552,893       2,285,862           57,246           212,208            94,294
-----------     -----------     -----------     ------------      ------------      ------------

  1,259,148         478,994       3,281,241         (159,319)          728,771          (635,915)
===========     ===========     ===========     ============      ============      ============
         --              --              --               --                --                --
         --              --              --               --                --                --
-----------     -----------     -----------     ------------      ------------      ------------
         --              --              --               --                --                --
===========     ===========     ===========     ============      ============      ============
  2,928,492       1,325,178       3,519,247        9,346,293           759,140         2,252,112
         --              --              --               --                --                --
 (1,087,804)       (246,777)       (653,348)      (3,470,983)       (3,274,841)       (2,009,167)
===========     ===========     ===========     ============      ============      ============
  1,840,688       1,078,401       2,865,899        5,875,310        (2,515,701)          242,945
===========     ===========     ===========     ============      ============      ============
  3,099,836       1,557,395       6,147,140        5,715,991        (1,786,930)         (392,970)
===========     ===========     ===========     ============      ============      ============
  3,707,807       2,150,412       5,715,991               --         2,687,064         3,080,034
-----------     -----------     -----------     ------------      ------------      ------------
$ 6,807,643     $ 3,707,807     $11,863,131     $  5,715,991      $    900,134      $  2,687,064
-----------     -----------     -----------     ------------      ------------      ------------

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Statements of Changes in Net Assets

                                                                                        Small
                                                                                       Company
                                       Balanced         Growth          Mid Cap         Growth
INCREASE (DECREASE) IN NET ASSETS       Fund B          Fund B          Fund B          Fund B
                                       ---------       ---------       ---------       ---------
                                       March 31,       March 31,       March 31,       March 31,
                                         1999*           1999*           1999*           1999*
                                        through         through         through         through
                                      October 31,     October 31,     October 31,     October 31,
From operations:                         1999            1999            1999            1999
                                       ---------       ---------       ---------       ---------
  Net investment income (loss)         $     924       $  (3,888)      $  (1,052)      $    (608)
  Net realized loss on investments       (11,500)        (52,617)        (26,795)         (2,547)
  Net unrealized appreciation of
   investments                            28,692          84,163          62,264          19,796
                                       ---------       ---------       ---------       ---------
  Net increase in net assets
   resulting from operations              18,116          27,658          34,417          16,641
                                       =========       =========       =========       =========
Distribution to shareholders:
  From net investment income                (646)             --              --              --
                                       =========       =========       =========       =========
Transactions in shares of beneficial
  interest:
  Purchases of 26,493; 54,492;
   48,396 and 9,767 shares,
   respectively                          480,452         956,124         718,409         112,985
  Reinvestment of 3; 0; 0 and 0
   shares, respectively                       48              --              --              --
  Redemptions of 2,683; 115; 1,479
   and 0 shares, respectively            (49,737)         (2,082)        (21,082)             --
                                       =========       =========       =========       =========
Net increase in net assets resulting
  from share transactions                430,763         954,042         697,327         112,985
                                       =========       =========       =========       =========
Total increase in net assets             448,233         981,700         731,744         129,626
                                       =========       =========       =========       =========
NET ASSETS
Beginning of period                    $      --       $      --       $      --       $      --
                                       ---------       ---------       ---------       ---------
End of period                          $ 448,233       $ 981,700       $ 731,744       $ 129,626
                                       ---------       ---------       ---------       ---------

* Commencement of operations.

See Notes to Financial Statements.

20
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                                                                              21

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

Financial Highlights

For a share outstanding throughout each period.

                                                         Balanced Fund A
                                       -------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                        ended       ended       ended       ended       ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        1999         1998       1997        1996        1995
                                       -------     -------     -------     -------     -------
Net asset value, beginning of
  period                               $ 16.95     $ 15.51     $ 13.91     $ 13.24     $ 11.24
                                       -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment income (loss)            0.22        0.16        0.16        0.14        0.15
  Net realized and unrealized gain
   on investments                         2.88        2.44        2.64        1.34        2.00
                                       -------     -------     -------     -------     -------
Total from investment operations          3.10        2.60        2.80        1.48        2.15
                                       -------     -------     -------     -------     -------
Less distributions to shareholders:
  From net investment income             (0.22)      (0.15)      (0.16)      (0.14)      (0.15)
  From net realized gains                (1.18)      (1.01)      (1.04)      (0.67)         --
                                       -------     -------     -------     -------     -------
Total distributions to shareholders      (1.40)      (1.16)      (1.20)      (0.81)      (0.15)
                                       -------     -------     -------     -------     -------
Net asset value, end of period         $ 18.65     $ 16.95     $ 15.51     $ 13.91     $ 13.24
                                       =======     =======     =======     =======     =======
Total return                             19.20%      17.85%      21.76%      11.96%      19.35%
                                       =======     =======     =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (millions)   $  32.3     $  42.0     $  35.3     $  12.9     $  12.5
                                       -------     -------     -------     -------     -------
Ratios to average net assets:+#
  Expenses                                1.05%       1.05%       1.05%       1.05%       1.05%
  Net investment income                   1.21%       0.97%       1.10%       1.05%       1.32%
                                       -------     -------     -------     -------     -------

* Commencement of operations.

** Annualized for periods of less than one year.

# Includes each Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the related Portfolio.

^ Not annualized.

+ Net of expense reimbursements and fee waivers. The expense reimbursements and fee waivers were 0.75%, 0.36%, 0.38%, 0.67% and 1.27%, respectively, in the case of the Balanced Fund A, 1.27%, 2.71% and 8.62%, respectively, in the case of the Growth Fund A and 1.02% and 2.04%, respectively, in the case of the Mid Cap Fund A.

See Notes to Financial Statements.

             Growth Fund A                           Mid Cap Fund A
-------------------------------------------     ---------------------------
   Year           Year        Feb. 3, 1997*       Year       Dec. 31, 1997*
  ended           ended          through          ended        through
 Oct. 31,        Oct. 31,       Oct. 31,         Oct. 31,      Oct. 31,
   1999           1998            1997            1999           1998
----------      --------      -----------       ---------     -----------
$    13.67      $  11.44      $     10.00       $   10.53     $     10.00
----------      --------      -----------       ---------     -----------
     (0.12)        (0.07)           (0.03)          (0.11)          (0.03)
      4.37          2.30             1.47            5.45            0.56
----------      --------      -----------       ---------     -----------
      4.25          2.23             1.44            5.34            0.53
----------      --------      -----------       ---------     -----------
        --            --               --              --              --
        --            --               --              --              --
----------      --------      -----------       ---------     -----------
        --            --               --              --              --
----------      --------      -----------       ---------     -----------
$    17.92      $  13.67      $     11.44       $   15.87     $     10.53
----------      --------      -----------       ---------     -----------
     31.09%        19.49%           14.40%^         50.71%           5.30%^
----------      --------      -----------       ---------     -----------
$      6.8      $    3.7        $     2.2       $    11.9     $       5.7
----------      --------      -----------       ---------     -----------
      1.35%         1.35%            1.35%**         1.39%           1.04%**
     (0.85%)       (0.68%)          (0.62%)**       (1.03%)         (0.43%)**
----------      --------      -----------       ---------     -----------

                                                                              23

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Financial Highlights

For a share outstanding throughout each period.

                                                   Small Company
                                                   Growth Fund A
                                       -------------------------------------
                                         Year          Year      Feb. 3, 1997*
                                         ended         ended        through
                                       Oct. 31,      Oct. 31,       Oct. 31,
                                         1999          1998           1997
                                       ---------     ---------     ---------
Net asset value, beginning of
  period                               $    8.50     $   10.42     $   10.00
                                       ---------     ---------     ---------
Income from investment
  operations:
  Net investment income (loss)             (0.30)        (0.12)        (0.03)
  Net realized and unrealized gain
   (loss) on investments                    5.35         (1.80)         0.45
                                       ---------     ---------     ---------
Total from investment operations            5.05         (1.92)         0.42
                                       ---------     ---------     ---------
Less distributions to shareholders:
  From net investment income                  --            --            --
  From net realized gains                     --            --            --
                                       ---------     ---------     ---------
Total distributions to shareholders           --            --            --
                                       ---------     ---------     ---------
Net asset value, end of period         $   13.55     $    8.50     $   10.42
                                       =========     =========     =========
Total return                               59.41%       (18.43%)        4.20%^
                                       =========     =========     =========
Ratios/supplemental data:
Net assets, end of period (millions)   $     0.9     $     2.7     $     3.1
                                       ---------     ---------     ---------
Ratios to average net assets:#+
  Expenses                                  1.55%         1.55%         1.55%**
  Net investment loss                      (1.35%)       (1.23%)       (1.14%)**
                                       ---------     ---------     ---------

* Commencement of operations.

** Annualized for periods of less than one year.

# Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the related Portfolio.

^ Not annualized.

+ Net of expense reimbursements and fee waivers. The expense reimbursements and fee waivers were 5.85%, 2.77% and 10.00%, respectively.

See Notes to Financial Statements.

24
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                                                                              25

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Financial Highlights

For a share outstanding throughout the period

                                                                                             Small
                                                                                            Company
                                        Balanced         Growth            Mid Cap           Growth
                                         Fund B          Fund B            Fund B            Fund B
                                       ----------      -----------       -----------       -----------
                                        Mar. 31,        Mar. 31,          Mar. 31,           Mar. 31,
                                          1999*           1999*             1999*             1999*
                                         through         through           through           through
                                        Oct. 31,        Oct. 31,          Oct. 31,           Oct. 31,
                                          1999            1999              1999               1999
                                       ----------      -----------       -----------       -----------
Net asset value, beginning of period   $    18.89      $     17.65       $     13.03       $      9.64
                                       ----------      -----------       -----------       -----------
Income from investment
  operations:
  Net investment income (loss)               0.04            (0.07)            (0.02)            (0.06)
  Net realized and unrealized gain
   (loss) on investments                    (0.08)            0.47              2.59              3.69
                                       ----------      -----------       -----------       -----------
Total from investment operations            (0.04)            0.40              2.57              3.63
                                       ----------      -----------       -----------       -----------
Less distributions to shareholders:
  From net investment income                (0.03)              --                --                --
                                       ----------      -----------       -----------       -----------
Net asset value, end of period         $    18.82      $     18.05       $     15.60       $     13.27
                                       ----------      -----------       -----------       -----------
Total return^                               (0.20%)           2.27%           19.72%            37.66%
                                       ----------      -----------       -----------       -----------
Ratios/supplemental data:
Net assets, end of period              $  448,233      $   981,700       $   731,744       $   129,626
                                       ----------      -----------       -----------       -----------
Ratios to average net assets:#+
  Expenses                                   1.90%**          2.10%**           2.14%**           2.30%**
  Net investment income (loss)               0.66%**         (1.70%)**         (1.69%)**         (2.07%)**
                                       ----------      -----------       -----------       -----------

* Commencement of operations.

** Annualized for periods of less than one year.

# Includes each Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the related Portfolio.

^ Not annualized.

+ Net of expense reimbursements and fee waivers. The expense reimbursements and fee waivers of each Fund were 44.33%, 24.58%, 94.15% and 204.11% for the Balanced Fund B, Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B, respectively.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Notes to Financial Statements

1 -- ORGANIZATION

     PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers eleven separate series: Provident Investment Counsel Balanced Fund A (formerly known as Provident Investment Counsel Pinnacle Balanced Fund), Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund I (formerly known as Provident Investment Counsel Growth Fund), Provident Investment Counsel Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Growth Fund), Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund I (formerly known as Provident Investment Counsel Small Company Growth Fund) Provident Investment Counsel Small Company Growth Fund A (formerly known as
Provident Investment Counsel Pinnacle Small Company Growth Fund), Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Cap Growth Fund I (formerly known as Provident Investment Counsel Small Cap Growth Fund), Provident Investment Counsel Mid Cap Fund A (formerly known as Provident Investment Counsel Pinnacle Mid Cap Fund), and Provident Investment Counsel Mid Cap Fund B (each a "Fund" and collectively the "Funds" ) Each Fund invests substantially all of its assets in the respective Portfolio, a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Company Growth Fund I and Provident Investment Counsel Small Cap Growth Fund I are in separate reports.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Notes to Financial Statements,
continued

     A. Investment Valuation. The Funds reflect their investments in the respective Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolios, daily on their investments in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolios. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

3 -- TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolios. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Notes to Financial Statements,
continued

     PIC has voluntarily agreed to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Provident Investment Counsel Balanced Fund A     1.05%
     Provident Investment Counsel Growth Fund A       1.35%
     Provident Investment Counsel Mid Cap Fund A      1.39%
     Provident Investment Counsel Small Company
       Growth Fund A                                  1.55%
     Provident Investment Counsel Balanced Fund B     1.90%
     Provident Investment Counsel Growth Fund B       2.10%
     Provident Investment Counsel Mid Cap Fund B      2.14%
     Provident Investment Counsel Small Company
       Growth Fund B                                  2.30%

     The percentages are based on the Funds' average daily net assets.

     Fees waived and expenses reimbursed by PIC for the year ended October 31, 1999 were as follows:

                                                Waived      Reimbursed
                                                 Fees        Expenses
                                               -------       --------
Provident Investment Counsel Balanced Fund A   $63,395       $172,739
Provident Investment Counsel Growth Fund A      11,251         60,119
Provident Investment Counsel Mid Cap Fund A     16,589         68,247
Provident Investment Counsel Small Company
  Growth Fund A                                  2,263         63,968
Provident Investment Counsel Balanced Fund B       279         61,584
Provident Investment Counsel Growth Fund B         458         55,850
Provident Investment Counsel Mid Cap Fund B        124         58,374
Provident Investment Counsel Small Company
  Growth Fund B                                     59         60,035

     ICA receives an annual fee for its services of $15,000 from each of the Funds.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The Distributor received $10,348 in commissions from sales and redemptions of the Funds' shares during the year ended October 31, 1999.

----------------------------
Provident Investment Counsel
        Mutual Funds
----------------------------

Notes to Financial Statements,
continued

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

4 -- DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

     The Trust, on behalf of the Balanced A, Growth A, Mid Cap A and Small Company Growth A Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each A Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Balanced A and Mid Cap A Funds, reimbursable amounts in excess of the maximum may be reimbursed in subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of October 31, 1999.

     Additionally, the Trust, on behalf of the Balanced B, Growth B, Mid Cap B and Small Company Growth B Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each B Fund will pay a fee to the Distributor or, at the Distributor's direction, to a third party at an annual rate of up to 0.75% of each Fund's average daily net assets as compensation for acting as principal distributor.

     Pursuant to a Shareholder Services Plan, each A Fund pays the Advisor a monthly fee at an annual rate of 0.15% of its average daily net assets as compensation for the provision of shareholder services.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Notes to Financial Statements,
continued

     Additionally, pursuant to the Shareholder Services Plan effective March 31, 1999, each B Fund pays to the Distributor a monthly fee at an annual rate of 0.25% of its average daily net assets as compensation for the provision of shareholder services.

5 -- INVESTMENT TRANSACTIONS

     Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1999 were as follows:


                                                Additions      Reductions
                                               -----------     -----------
Provident Investment Counsel Balanced Fund A   $21,934,833     $38,540,247
Provident Investment Counsel Growth Fund A       3,015,053       1,129,775
Provident Investment Counsel Mid Cap Fund A      3,612,959         767,786
Provident Investment Counsel Small Company
  Growth Fund A                                    759,140       3,274,841
Provident Investment Counsel Balanced Fund B       480,452          50,335
Provident Investment Counsel Growth Fund B         956,124           2,082
Provident Investment Counsel Mid Cap Fund B        718,409          21,082
Provident Investment Counsel Small Company
  Growth Fund B                                    112,985              --

     As of October 31, 1999 the Funds owned the following percentages of the Portfolios listed below:

Provident Investment Counsel
  Balanced Fund A                 98.6% of PIC Balanced Portfolio
Provident Investment Counsel
  Growth Fund A                   3.8% of PIC Growth Portfolio
Provident Investment Counsel
  Mid Cap Fund A                  94.2% of PIC Mid Cap Portfolio
Provident Investment Counsel
  Small Company Growth Fund A     0.4% of PIC Small Cap Portfolio
Provident Investment Counsel
  Balanced Fund B                 1.4% of PIC Balanced Portfolio

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Notes to Financial Statements,
continued

Provident Investment Counsel
  Growth Fund B                   0.5% of PIC Growth Portfolio
Provident Investment Counsel
  Mid Cap Fund B                  5.8% of PIC Mid Cap Portfolio
Provident Investment Counsel
  Small Company Growth Fund B     0.1*% of PIC Small Cap Portfolio

* Less than 0.1%.

     At October 31, 1999 the Funds had tax basis capital losses as shown below which may be carried over to offset future capital gains.

                                                  Expirations
                                                  -----------
Provident Investment Counsel
  Small Company Growth Fund A $217,100 October 31, 2006 Provident Investment Counsel
  Balanced Fund B                   11,200      October 31, 2007
Provident Investment Counsel
  Growth Fund B                     51,900      October 31, 2007
Provident Investment Counsel
  Mid Cap Fund B                    26,100      October 31, 2007
Provident Investment Counsel
  Small Company Growth Fund B        2,400      October 31, 2007

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Report of Independent Accountants

To the Board of Trustees of
  PIC Investment Trust
  and the Shareholders of:
    Provident Investment Counsel Balanced Fund A
    Provident Investment Counsel Balanced Fund B
    Provident Investment Counsel Growth Fund A
    Provident Investment Counsel Growth Fund B
    Provident Investment Counsel Mid Cap Fund A
    Provident Investment Counsel Mid Cap Fund B
    Provident Investment Counsel Small Company Growth Fund A
    Provident Investment Counsel Small Company Growth Fund B

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the above named Funds of PIC Investment Trust (the "Trust") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above. The financial statements of the Trust as of October 31, 1998, including the financial highlights for each of the periods prior to October 31, 1999, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
December 3, 1999

  P-I-C
---------
 BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999


                                                                   Percentage of
EQUITY SECURITIES -- 57.13%                 Shares       Value      Net Assets
                                            ------     ----------     ------
BANKS -- 0.60%
Providian Financial Corporation              1,800     $  196,200       0.60%
                                            ======     ==========     ======
BIOTECHNOLOGY -- 1.84%
Amgen Inc.*                                  4,100        326,975       1.00
Genentech, Inc.*                             1,900        276,925       0.84
                                            ------     ----------     ------
    Total Biotechnology                                   603,900       1.84
                                                       ==========     ======
BUILDING PRODUCTS -- 2.49%
The Home Depot, Inc.                         4,000        302,000       0.92
Lowe's Companies, Inc.                       9,400        517,000       1.57
                                            ------     ----------     ------
    Total Building Products                               819,000       2.49
                                                       ==========     ======
COMPUTER SERVICES -- 3.35%
Sun Microsystems, Inc.*                     10,400      1,100,450       3.35
                                            ======     ==========     ======
COMPUTER SOFTWARE -- 6.35%
BMC Software, Inc.*                          5,700        365,869       1.11
Microsoft Corporation*                      14,772      1,367,333       4.16
VERITAS Software Corporation*                3,300        355,988       1.08
                                            ------     ----------     ------
    Total Computer Software                             2,089,190       6.35
                                                       ==========     ======
CREDIT AND FINANCE -- 1.14%
MBNA Corporation                            13,498        372,882       1.14
                                            ======     ==========     ======
DISCOUNT -- 1.44%
Costco Companies, Inc.*                      5,900        473,844       1.44

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                 Shares       Value      Net Assets
                                             ------     ----------     ------
DIVERSIFIED -- 2.31%
Tyco International Ltd.                      19,000     $  758,812       2.31%
                                             ======     ==========     ======
DRUGS -- 2.49%
Pfizer, Inc.                                  8,600        339,700       1.03
Warner-Lambert Company                        6,000        478,875       1.46
                                             ------     ----------     ------
    Total Drugs                                            818,575       2.49
                                                        ==========     ======
ELECTRICAL EQUIPMENT/PERIPHERALS -- 5.49%
Dell Computer Corporation*                    7,200        288,900       0.88
EMC Corporation*                             10,400        759,200       2.31
Lexmark International Group, Inc.*            8,000        624,500       1.90
PMC-Sierra, Inc.*                             1,400        131,950       0.40
                                             ------     ----------     ------
    Total Electronic
      Equipment/Peripherals                              1,084,550       5.49
                                                        ==========     ======
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 5.26%
Linear Technology Corporation                 3,600        251,775       0.76
Solectron Corporation*                        5,800        436,450       1.33
Texas Instruments, Incorporated               4,100        367,975       1.12
Vitesse Semiconductor Corporation*           14,700        674,362       2.05
                                             ------     ----------     ------
    Total Electronic
      Components/Semiconductors                          1,730,562       5.26
                                                        ==========     ======
ELECTRONICS -- 2.40%
Motorola, Inc.                                8,100        789,244       2.40

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                Shares      Value        Net Assets
                                            ------     --------        ------
ENTERTAINMENT AND LEISURE -- 1.25%
AT&T Corp./Liberty Media
  Corporation*                               4,200     $166,687          0.51%
Clear Channel Communications, Inc.*            800       64,300          0.20
Viacom Inc., Class B*                        4,000      179,000          0.54
                                            ------     --------        ------
    Total Entertainment and Leisure                     409,987          1.25
                                                       ========        ======
INSURANCE -- 1.61%
American International Group, Inc.           5,142      529,305          1.61
                                            ======     ========        ======
MEDICAL AND DENTAL PRODUCTS -- 0.65%
MedImmune, Inc.*                             1,900      212,800          0.65
                                            ======     ========        ======
MEDICAL INSTRUMENTS -- 0.70%
Medtronic, Inc.                              6,600      228,525          0.70
                                            ======     ========        ======
NATURAL GAS PRODUCTS AND PIPELINES -- 1.02%
Enron Corp.                                  8,400      335,475          1.02
                                            ======     ========        ======
NETWORKING -- 2.27%
Cisco Systems, Inc.*                        10,100      747,400          2.27
                                            ======     ========        ======
OIL FIELD SERVICES -- 1.28%
Baker Hughes Incorporated                    6,000      167,625          0.51
Schlumberger Limited                         4,200      254,363          0.77
                                            ------     --------        ------
    Total Oil Field Services                            421,988          1.28
                                                       ========        ======
SPECIALTY RETAIL -- 2.06%
Bed Bath & Beyond Inc.*                      7,800      259,837          0.79
Kohl's Corporation*                          5,600      418,950          1.27
                                            ------     --------        ------
    Total Specialty Retail                              678,787          2.06

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                Shares       Value       Net Assets
                                          ----------  -----------      ------
TELECOMMUNICATIONS -- 5.73%
Lucent Technologies Inc.                      17,300  $ 1,111,525        3.38%
Nextel Communications, Inc.*                     400       34,475        0.10
Nokia Corporation, ADR                         3,200      369,800        1.13
Tellabs, Inc.*                                 5,800      366,850        1.12
                                          ----------  -----------      ------
    Total Telecommunications                            1,882,650        5.73
                                                      ===========      ======
TELEPHONE -- 4.20%
ALLTEL Corporation                             4,000      333,000        1.01
MCI WorldCom Incorporated*                    12,216    1,048,286        3.19
                                          ----------  -----------      ------
    Total Telephone                                     1,381,286        4.20
                                                      ===========      ======
WIRELESS SERVICES -- 1.20%
Vodafone Airtouch Plc ADR                      8,250      395,484        1.20
                                          ----------  -----------      ------
    Total Equity Securities
      (Cost $15,004,530)                               18,780,896       57.13
                                                      ===========      ======
FIXED INCOME SECURITIES -- 37.87%
                                          Principal                Percentage of
                                            Amount       Value       Net Assets
                                          ----------  -----------      ------
CORPORATE BONDS -- 4.77%
Associates Corporation of North
  America, 6.375%, 8/15/2000              $  425,000      427,089        1.30
Hanson PLC, 7.375%, 1/15/03                  375,000      380,625        1.16
Hertz Corporation, 6%, 1/15/03               100,000       97,125        0.29
Household Bank, f.s.b., 61|M/2%, 7/15/03     300,000      299,625        0.91
The Progressive Corporation, 10.125%,
  12/15/00                                   350,000      363,979        1.11
                                          ----------  -----------      ------
    Total Corporate Bonds                               1,568,443        4.77
                                                      ===========      ======

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                         Principal                 Percentage of
FIXED INCOME, continued                    Amount         Value     Net Assets
                                         ---------     ----------     ------
FINANCE BONDS -- 3.47%
The CIT Group, Inc., 7.125%,
  10/15/2004                              $400,000     $  402,500       1.22%
Ford Motor Credit Company,
  7.375%, 10/28/2009                       350,000        353,500       1.08
Household Finance Corporation,
  5.875%, 9/25/04                          100,000         94,625       0.29
Paine Webber Group, Inc.,
  6.45%, 12/1/2003                         300,000        291,000       0.88
                                         ---------     ----------     ------
    Total Finance Bonds                                 1,141,625       3.47
                                                       ==========     ======
INDUSTRIAL BONDS -- 6.18%
Chevron Corporation, Notes, 6.625%,
  10/1/2004                                750,000        750,000       2.28
PDVSA Finance Ltd., 8.75%,
  2/15/2004                                700,000        686,000       2.09
The Procter & Gamble Company,
  6.875%, 9/15/2009                        200,000        201,250       0.61
TRW Inc., 6.5%, 6/1/2002                   400,000        395,000       1.20
                                         ---------     ----------     ------
    Total Industrial Bonds                              2,032,250       6.18
                                                       ==========     ======
CMOS AND ASSET BACKED -- 0.52%
First Plus Home Loan Trust, 4.938%,
  3/10/2008**                               14,815         14,822       0.05
First Plus Home Loan Trust, 4.490%,
  2/10/2009**                              155,908        155,960       0.47
                                         ---------     ----------     ------
    Total CMOs and Asset Backed                           170,782       0.52
                                                       ==========     ======
FOREIGN ISSUES -- 0.77%
Province of Quebec, 7.5%, 9/15/2029        250,000        251,563       0.77

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                       Principal                   Percentage of
FIXED INCOME, continued                 Amount         Value         Net Assets
                                      ----------    -----------        ------
TREASURY OBLIGATIONS -- 22.16%
U. S. Treasury Bonds, 9.0%,
  11/15/2018                          $  520,000    $   660,126          2.01%
U. S. Treasury Notes, 5.50%,
  5/15/2009                              530,000        508,351          1.55
U. S. Treasury Notes, 6.0%,
  8/15/2009                              310,000        309,740          0.94
U. S. Treasury Notes, 5.625%,
  2/15/2006                            5,950,000      5,806,625         17.66
                                      ----------    -----------        ------
    Total Treasury Obligations                        7,284,842         22.16
                                                    -----------        ------
    Total Fixed Income Securities
      (Cost $12,499,583)                             12,449,505         37.87
                                                    ===========        ======

                                                                   Percentage of
MONEY MARKET FUNDS -- 1.08%             Shares         Value         Net Assets
                                      ----------    -----------        ------
Temporary Investment Fund Inc. --
  Temp Fund                              177,695        177,695          0.54
Temporary Investment Fund Inc. --
  Temp Cash                              177,695        177,695          0.54
                                      ----------    -----------        ------
    Total Money Market Funds
      (Cost $355,390)                                   355,390          1.08
                                                    -----------        ------
    Total Investments
      (Cost $27,859,503)                             31,585,791         96.08
                                                    ===========        ======

See Notes to Financial Statements.

  P-I-C
---------
BALANCED
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
OTHER ASSETS -- 6.21%                                 Value          Net Assets
                                                    ----------        -------
Receivables:
  Investment securities sold                         1,822,056
  Interest                                             195,848
  Shares of beneficial interests sold                   23,462
Other assets                                             1,207
                                                    ----------
    Total other assets                               2,042,573           6.21%
                                                    ==========        =======
TOTAL ASSETS                                        33,628,364         102.29
                                                    ----------        -------
LIABILITIES -- (2.29%)
Payables
  Investment securities purchased                      668,494
  Shares of beneficial interests redeemed               28,992
  To Advisor (Note 3)                                    7,821
  Deferred Trustees' compensation (Note 3)              15,394
Accrued expenses                                        31,573
                                                    ----------
    Total liabilities                                  752,274          (2.29)
                                                    ==========        =======
TOTAL NET ASSETS -- 100.00%                         32,876,090         100.00%
                                                    ----------        -------

* Non-income producing security.

** Adjustable rate security.

See Notes to Financial Statements.

  P-I-C
---------
 GROWTH
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES -- 89.16%              Shares         Value       Net Assets
                                         -------     -----------      ------
BANKS -- 2.00%
Providian Financial Corporation           33,500     $ 3,651,500        2.00%
                                         =======     ===========      ======
BIOTECHNOLOGY -- 2.58%
Amgen Inc.*                               31,000       2,472,250        1.36
Genentech, Inc.*                          15,300       2,229,975        1.22
                                         -------     -----------      ------
    Total Biotechnology                                4,702,225        2.58
                                                     ===========      ======
BUILDING PRODUCTS -- 4.31%
The Home Depot, Inc.                      39,700       2,997,350        1.65
Lowe's Companies, Inc.                    88,300       4,856,500        2.66
                                         -------     -----------      ------
    Total Building Products                            7,853,850        4.31
                                                     ===========      ======
COMPUTER SERVICES -- 4.36%
Sun Microsystems, Inc.*                   75,100       7,946,519        4.36
                                                     ===========      ======
COMPUTER SOFTWARE -- 10.59%
BMC Software, Inc.*                       53,200       3,414,775        1.87
Microsoft Corporation *                  142,324      13,173,865        7.23
VERITAS Software Corporation *            25,200       2,718,450        1.49
                                         -------     -----------      ------
    Total Computer Software                           19,307,090       10.59
                                                     ===========      ======
CREDIT AND FINANCE -- 1.80%
MBNA Corporation                         118,816       3,282,292        1.80
                                         =======     ===========      ======
DISCOUNT -- 1.92%
Costco Companies, Inc.*                   43,600       3,501,625        1.92

See Notes to Financial Statements.

  P-I-C
---------
 GROWTH
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value      Net Assets
                                          -------     -----------     ------
DIVERSIFIED -- 4.28%
Tyco International Ltd.                   195,560     $ 7,810,177       4.28%
                                          =======     ===========     ======
DRUGS -- 3.70%
Pfizer, Inc.                               62,452       2,466,854       1.35
Warner-Lambert Company                     53,600       4,277,950       2.35
                                          -------     -----------     ------
    Total Drugs                                         6,744,804       3.70
                                                      ===========     ======
ELECTRICAL EQUIPMENT/PERIPHERALS -- 7.34%
Dell Computer Corporation*                 52,500       2,106,562       1.16
EMC Corporation*                           78,700       5,745,100       3.15
Lexmark International Group, Inc.*         58,700       4,582,269       2.51
PMC-Sierra, Inc.*                          10,000         942,500       0.52
                                          -------     -----------     ------
    Total Electrical
      Equipment/Peripherals                            13,376,431       7.34
                                                      ===========     ======
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 8.60%
Linear Technology Corporation              54,800       3,832,575       2.10
Solectron Corporation*                     55,200       4,153,800       2.28
Texas Instruments, Incorporated            31,000       2,782,250       1.53
Vitesse Semiconductor Corporation*        106,900       4,904,038       2.69
                                          -------     -----------     ------
    Total Electronic
      Components/Semiconductors                        15,672,663       8.60
                                                      ===========     ======
ELECTRONICS -- 3.08%
Motorola, Inc.                             57,700       5,622,144       3.08

See Notes to Financial Statements.

42
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
                                           ------      ----------     ------
ENTERTAINMENT AND LEISURE -- 2.82%
AT&T Corp./Liberty Media
  Corporation*                             50,000      $1,984,375       1.09%
Clear Channel Communications, Inc.*        22,600       1,816,475       1.00
Viacom Inc., Class B*                      30,000       1,342,500       0.73
                                           ------      ----------     ------
    Total Entertainment and
      Leisure                                           5,143,350       2.82
                                                       ==========     ======
INSURANCE -- 2.12%
American International Group, Inc.         37,590       3,869,421       2.12
                                           ======      ==========     ======
MEDICAL AND DENTAL PRODUCTS -- 1.07%
MedImmune, Inc.*                           17,400       1,948,800       1.07
                                           ======      ==========     ======
MEDICAL INSTRUMENTS -- 1.09%
Medtronic, Inc.                            57,608       1,994,677       1.09
                                           ======      ==========     ======
NATURAL GAS PRODUCTS AND PIPELINES -- 1.62%
Enron Corp.                                74,000       2,955,375       1.62
                                           ======      ==========     ======
NETWORKING -- 3.07%
Cisco Systems, Inc.*                       75,700       5,601,800       3.07
                                           ======      ==========     ======
OIL FIELD SERVICES -- 2.16%
Baker Hughes Incorporated                  51,900       1,449,956       0.79
Schlumberger Limited                       41,100       2,489,119       1.37
                                           ------      ----------     ------
    Total Oil Field Services                            3,939,075       2.16

See Notes to Financial Statements.

                                                                              43
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued          Shares          Value          Net Assets
                                     ---------     ------------       ------
SPECIALTY RETAIL -- 4.24%
Bed Bath & Beyond Inc.*                 78,500     $  2,615,031         1.43%
Kohl's Corporation*                     68,358        5,114,033         2.81
                                     ---------     ------------       ------
    Total Specialty Retail                            7,729,064         4.24
                                                   ============       ======
TELECOMMUNICATIONS -- 7.72%
Lucent Technologies Inc.               125,900        8,089,075         4.44
Nextel Communications, Inc.*             2,900          249,944         0.14
Nokia Corporation ADR                   25,700        2,969,956         1.63
Tellabs, Inc.*                          43,400        2,745,050         1.51
                                     ---------     ------------       ------
    Total Telecommunications                         14,054,025         7.72
                                                   ============       ======
TELEPHONE -- 6.84%
ALLTEL Corporation                      43,000        3,579,750         1.96
MCI WorldCom Incorporated *            103,650        8,894,466         4.88
                                     ---------     ------------       ------
    Total Telephone                                  12,474,216         6.84
                                                   ============       ======
WIRELESS SERVICES -- 1.85%
Vodafone Airtouch Plc ADR               70,250        3,367,609         1.85
                                     ---------     ------------       ------
    Total Equity Securities
      (Cost $111,127,729)                           162,548,732        89.16
                                                   ============       ======
MONEY MARKET FUNDS -- 4.64%
Temporary Investment Fund Inc. --
  Temp Fund                          4,230,318        4,230,318         2.32
Temporary Investment Fund Inc. --
  Temp Cash                          4,230,318        4,230,318         2.32
                                     ---------     ------------       ------
    Total Money Market Funds
      (Cost $8,460,636)                               8,460,636         4.64
                                                   ------------       ------
    Total Investments
      (Cost $119,588,365)                           171,009,368        93.80
                                                   ============       ======

See Notes to Financial Statements.

44
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Statement of Net Assets
as of October 31, 1999

                                                                  Percentage of
OTHER ASSETS -- 8.18%                               Value           Net Assets
                                                 ------------        -------
Receivables:
  Investment securities sold                     $ 14,780,237
  Shares of beneficial interests sold                  52,471
  Dividends and Interest                               53,055
Other assets                                           23,317
                                                 ------------
    Total other assets                             14,909,080           8.18%
                                                 ============        =======
TOTAL ASSETS                                      185,918,448         101.98
                                                 ------------        -------
LIABILITIES -- (1.98%)
Payables:
  Investment securities purchased                   3,326,953
  Shares of beneficial interests redeemed              76,010
  To Advisor (Note 3)                                 113,970
Accrued expenses                                       54,062
Deferred Trustees' compensation (Note 3)               42,194
                                                 ------------
    Total Liabilities                               3,613,189          (1.98)
                                                 ============        =======
TOTAL NET ASSETS -- 100.00%                      $182,305,259         100.00%
                                                 ------------        -------

* Non-income producing security.

See Notes to Financial Statements.

                                                                              45
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES -- 89.95%                  Shares      Value      Net Assets
                                              -----     --------      ------
AUTOMOBILES -- 1.17%
Harley-Davidson, Inc.                         2,500     $148,281        1.17%
                                              =====     ========      ======
COMPUTER SERVICES -- 1.77%
Amdocs Limited*                               8,050      223,891        1.77
                                              =====     ========      ======
COMPUTER SOFTWARE -- 4.64%
Electronics for Imaging, Inc.*                5,025      202,570        1.60
Gemstar International Group Limited*          1,650      143,344        1.13
Legato Systems, Inc.*                         4,500      241,875        1.91
                                              -----     --------      ------
    Total Computer Software                              587,789        4.64
                                                        ========      ======
DISCOUNT -- 1.19%
Dollar Tree Stores, Inc.*                     3,450      150,291        1.19
                                              =====     ========      ======
DIVERSIFIED -- 1.04%
Sealed Air Corporation*                       2,375      131,516        1.04
                                              =====     ========      ======
ELECTRIC POWER -- 3.26%
Calpine Corporation*                          3,700      213,212        1.69
The Montana Power Company                     7,000      199,063        1.57
                                              -----     --------      ------
    Total Electric Power                                 412,275        3.26

See Notes to Financial Statements.

46
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares        Value       Net Assets
                                           -----      ----------      ------
ELECTRICAL EQUIPMENT/PERIPHERAL -- 3.49%
Lexmark International Group, Inc.*         3,150      $  245,897        1.94%
Waters Corporation*                        3,700         196,562        1.55
                                           -----      ----------      ------
    Total Electrical
      Equipment/Peripheral                               442,459        3.49
                                                      ==========      ======
ELECTRONIC COMPONENTS/SEMICONDUCTOR -- 17.13%
Altera Corporation*                        7,000         340,375        2.69
Chartered Semiconductor
  Manufacturing Ltd*                       8,425         279,605        2.21
Conexant Systems, Inc.*                    3,825         357,159        2.82
Jabil Circuit, Inc.*                       4,100         214,225        1.69
JDS Uniphase Corporation*                  1,850         308,719        2.44
LSI Logic Corporation*                     4,600         244,662        1.93
QLogic Corporation*                        1,500         156,188        1.23
Teradyne, Inc.*                            6,975         268,538        2.12
                                           -----      ----------      ------
    Total Electronic
      Components/Semiconductor                         2,169,471       17.13
                                                      ==========      ======
ELECTRONICS -- 1.17%
Maxim Integrated Products, Inc*            1,875         148,008        1.17
                                                      ==========      ======
ENTERTAINMENT & LEISURE -- 8.08%
Adelphia Communications
  Corporation*                             5,075         277,222        2.19
AMFM Inc.*                                 3,075         215,250        1.70
Royal Caribbean Cruises Ltd.               3,875         205,617        1.62
SFX Entertainment, Inc.*                   4,375         152,851        1.21
UnitedGlobalCom, Inc.*                     1,975         171,825        1.36
                                           -----      ----------      ------
    Total Entertainment & Leisure                      1,022,765        8.08

See Notes to Financial Statements.

                                                                              47
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---------

Statement of Net Assets
as of October 31, 1999

                                                                  Percentage of
EQUITY SECURITIES, continued                  Shares     Value      Net Assets
                                              ------    --------     ------
FINANCIAL SERVICES -- 3.70%
Capital One Financial Corporation              2,075    $109,975       0.87%
Concord EFS, Inc.*                             6,062     164,053       1.29
Metris Companies Inc.                          5,650     194,572       1.54
                                              ------    --------     ------
    Total Financial Services                             468,600       3.70
                                                        ========     ======
FOOD & RESTAURANTS -- 2.10%
Brinker International, Inc.*                   6,300     146,869       1.16
Ruby Tuesday, Inc.                             6,250     119,141       0.94
                                              ------    --------     ------
    Total Food & Restaurants                             266,010       2.10
                                                        ========     ======
INTERNET SERVICES -- 7.57%
Intuit Inc.*                                   8,025     233,728       1.85
iXL Enterprises, Inc.*                         2,950     123,347       0.97
PSINet Inc.*                                   2,200      79,200       0.62
RealNetworks, Inc.*                            1,350     148,078       1.17
VeriSign, Inc.*                                1,975     243,912       1.93
Vignette Corporation*                            825     130,350       1.03
                                              ------    --------     ------
    Total Internet Services                              958,615       7.57
                                                        ========     ======
MEDICAL AND DENTAL PRODUCTS -- 1.24%
MedImmune, Inc.*                               1,400     156,800       1.24
                                              ======    ========     ======
MEDICAL INSTRUMENTS -- 0.90%
Affymetrix, Inc.*                              1,300     114,562       0.90
                                              ======    ========     ======
MISCELLANEOUS -- 1.78%
The AES Corporation*                           4,000     225,750       1.78

See Notes to Financial Statements.

48
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                 Shares       Value     Net Assets
                                              -----      --------     ------
NETWORKING -- 3.32%
Extreme Networks, Inc.*                       2,500      $200,781       1.58%
Network Appliance, Inc.*                      2,975       220,150       1.74
                                              -----      --------     ------
    Total Networking                                      420,931       3.32
                                                         --------     ------
OIL AND GAS, U.S. EXPLORATION/PRODUCTION -- 2.82%
Cooper Cameron Corporation*                   4,450       172,159       1.36
Nabors Industries, Inc.*                      8,125       184,336       1.46
                                              -----      --------     ------
    Total Oil and Gas, U.S.
      Exploration/Production                              356,495       2.82
                                                         --------     ------
OIL FIELD SERVICES -- 2.67%
Baker Hughes Incorporated                     5,200       145,275       1.15
ENSCO International Incorporated              9,975       193,266       1.52
                                              -----      --------     ------
    Total Oil Field Services                              338,541       2.67
                                                         --------     ------
PUBLISHING/ADVERTISING -- 1.33%
Outdoor Systems, Inc.*                        3,975       168,441       1.33
                                              -----      --------     ------
SPECIALTY RETAIL -- 5.79%
Bed Bath & Beyond Inc.*                       4,975       165,730       1.31
Tandy Corporation                             3,100       195,106       1.54
Tiffany & Co.                                 2,650       157,675       1.24
Williams-Sonoma, Inc.*                        4,000       215,000       1.70
                                              -----      --------     ------
    Total Specialty Retail                                733,511       5.79

See Notes to Financial Statements.

                                                                              49
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares        Value        Net Assets
                                          -------     -----------      ------
TELECOMMUNICATIONS -- 11.10%
ADC Telecommunications, Inc.*               4,475     $   213,401        1.69%
Comverse Technology, Inc.*                  2,650         300,775        2.38
Crown Castle International Corp.*           9,100         175,175        1.38
Global Telesystems Group, Inc.*             2,900          69,419        0.54
Insight Communications
  Company, Inc.*                           12,175         287,634        2.27
Lucent Technologies Inc.                        2             129        0.00
Metromedia Fiber Network, Inc.*             3,100         102,494        0.81
VoiceStream Wireless Corporation*           2,600         256,750        2.03
                                          -------     -----------      ------
    Total Telecommunications                            1,405,777       11.10
                                                      ===========      ======
TEXTILES AND SHOES -- 1.02%
Tommy Hilfiger Corporation*                 4,550         128,537        1.02
                                          =======     ===========      ======
WIRELESS SERVICES -- 1.67%
Western Wireless Corporation,
  Class A*                                  4,000         211,500        1.67
                                          -------     -----------      ------
    Total Equity Securities
      (Cost $8,985,075)                                11,390,816       89.95
                                                      ===========      ======
MONEY MARKET FUNDS -- 7.36%
Temporary Investment Fund Inc. --
  Temp Fund                               466,067         466,067        3.68
Temporary Investment Fund Inc. --
  Temp Cash                               466,067         466,067        3.68
                                          -------     -----------      ------
    Total Money Market Funds
      (Cost $932,134)                                     932,134        7.36
                                                      -----------      ------
    Total Investments
      (Cost $9,917,209)                                12,322,950       97.31
                                                      ===========      ======

See Notes to Financial Statements.

50
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PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                 Percentage of
OTHER ASSETS -- 11.64%                             Value           Net Assets
                                                 -----------        -------
Receivables:
  Investment securities sold                     $   414,308
  Dividends and interest                               5,396
  Shares of beneficial interests sold              1,054,694
                                                 -----------
    Total other assets                             1,474,398          11.64%
                                                 ===========        =======
TOTAL ASSETS                                      13,797,348         108.95
                                                 -----------        -------
LIABILITIES -- (8.95%)
Payables:
  Investment securities purchased                  1,102,047
  To Advisor (Note 3)                                  1,188
Accrued expenses                                      25,451
Deferred Trustees' compensation (Note 3)               4,923
                                                 -----------
    Total liabilities                              1,133,609          (8.95)
                                                 ===========        =======
TOTAL NET ASSETS -- 100.00%                      $12,663,739         100.00%
                                                 -----------        -------

* Non-income producing security.

See Notes to Financial Statements.

                                                                              51
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES -- 95.76%                Shares        Value      Net Assets
                                           -------     ----------     ------
AIRLINES -- 0.47%
Ryanair Holdings plc ADS*                   28,870     $1,190,887       0.47%
                                           =======     ==========     ======
APPAREL AND SHOES -- 0.25%
The Children's Place
  Retail Stores, Inc.*                       1,900         49,519       0.02
Too, Inc.*                                  37,350        597,600       0.23
                                           -------     ----------     ------
    Total Apparel and Shoes                               647,119       0.25
                                                       ==========     ======
AUTO PARTS -- 0.90%
Gentex Corporation *                       133,600      2,296,250       0.90
                                           =======     ==========     ======
BANKS -- 0.08%
Hamilton Bancorp Inc.*                      13,230        210,026       0.08
                                           =======     ==========     ======
BEVERAGE/FOOD -- 0.46%
Beringer Wine Estates
  Holdings, Inc.*                           29,600      1,176,600       0.46
                                           =======     ==========     ======
BIOTECHNOLOGY -- 2.44%
Abgenix, Inc.*                              12,900        572,437       0.23
Albany Molecular Research, Inc.*            34,400        855,700       0.34
Alkermes, Inc.*                             27,000        953,438       0.37
Invitrogen Corporation *                    42,800      1,070,000       0.42
QLT Phototherapeutics Inc.*                 65,200      2,762,850       1.08
                                           -------     ----------     ------
    Total Biotechnology                                 6,214,425       2.44

See Notes to Financial Statements.

52
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value      Net Assets
                                          -------     -----------     ------
BUSINESS SERVICES -- 8.04%
CoStar Group, Inc.*                        26,900     $   662,412       0.26%
The Corporate Executive Board
  Company *                                 9,500         358,625       0.14
Dendrite International, Inc.*              83,900       2,632,362       1.03
Iron Mountain Incorporated*                16,750         506,688       0.20
NCO Group, Inc.*                          120,435       5,103,433       2.00
The Profit Recovery Group
  International, Inc.*                    130,200       5,362,613       2.11
TeleTech Holdings Inc.*                    65,700         932,119       0.37
TMP Worldwide Inc.*                        37,120       2,317,680       0.91
United Rentals, Inc.*                      38,400         715,200       0.28
Westwood One, Inc.*                        40,763       1,880,170       0.74
                                          -------     -----------     ------
    Total Business Services                            20,471,302       8.04
                                                      ===========     ======
COMPUTER SERVICES -- 6.44%
The BISYS Group, Inc.*                      7,100         362,100       0.14
Computer Network Technology
  Corporation*                              9,700         155,806       0.06
DSP Group, Inc.*                           44,700       2,134,425       0.84
Electro Scientific Industries, Inc.*       14,500         783,000       0.31
Globix Corporation*                        16,700         601,200       0.24
Jack Henry & Associates, Inc.              25,300         920,287       0.36
MicroStrategy Incorporated*                31,800       3,072,675       1.21
MIPS Technologies, Inc.*                   23,000         664,125       0.26
Modem Media . Poppe Tyson, Inc.*           31,700       2,187,300       0.86
National Computer Systems, Inc.            45,900       1,735,594       0.68
NICE Systems Ltd. ADR*                     77,550       2,248,950       0.88
Pegasus Systems, Inc.*                     33,325       1,424,644       0.56
ShowCase Corporation*                      27,800         107,725       0.04
                                          -------     -----------     ------
    Total Computer Services                            16,397,831       6.44

See Notes to Financial Statements.

                                                                              53
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares        Value        Net Assets
                                          -------     -----------      ------
COMPUTER SOFTWARE -- 15.23%
Bluestone Software, Inc.*                  27,700     $ 1,021,437        0.40%
Brio Technology, Inc.*                     31,400         761,450        0.30
Business Objects S.A. ADS*                 74,700       5,378,400        2.11
Check Point Software
  Technologies, Ltd.*                      36,900       4,268,869        1.68
Electronics for Imaging, Inc.*             60,900       2,455,031        0.96
Exchange Applications, Inc.*               31,200         850,200        0.33
F5 Networks, Inc.*                         10,000       1,387,500        0.54
HNC Software Inc.*                         52,600       2,100,712        0.83
Macromedia, Inc.*                          44,100       2,841,694        1.12
Mercury Interactive Corporation*           56,400       4,575,450        1.80
Micromuse Inc.*                            13,300       1,421,438        0.56
Mission Critical Software, Inc.*           12,700         747,713        0.29
National Instruments Corporation*          39,600       1,190,475        0.47
Peregrine Systems, Inc.*                  138,450       6,074,494        2.38
PLX Technology, Inc.*                      10,000         160,000        0.06
TriZetto Group, Inc.*                      45,000         450,000        0.18
Unigraphics Solutions Inc.*                17,600         379,500        0.15
Verity, Inc.*                              39,600       2,727,450        1.07
                                          -------     -----------      ------
Total Computer Software                                38,791,813       15.23
                                                      ===========      ======
CONSTRUCTION -- 0.12%
Dycom Industries, Inc.*                     9,225         300,389        0.12
                                          =======     ===========      ======
CREDIT AND FINANCE -- 0.51%
AmeriCredit Corp.*                         74,300       1,290,962        0.51

See Notes to Financial Statements.

54
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PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued               Shares         Value      Net Assets
                                           -------      ----------     ------
DISCOUNT -- 2.91%
Dollar Tree Stores, Inc.*                  113,380      $4,939,116       1.94%
99 CENTS Only Stores*                       82,750       2,472,156       0.97
                                           -------      ----------     ------
    Total Discount                                       7,411,272       2.91
                                                        ==========     ======
DRUGS -- 1.86%
K-V Pharmaceutical Company,
  Class A*                                  47,300         821,837       0.32
Medicis Pharmaceutical Corporation,
  Class A*                                  35,500       1,082,750       0.43
Roberts Pharmaceutical Corporation*          9,300         299,925       0.12
Shire Pharmaceuticals Group plc*            79,450       2,522,538       0.99
                                           -------      ----------     ------
    Total Drugs                                          4,727,050       1.86
                                                        ==========     ======
EDUCATIONAL PROGRAMS -- 0.65%
Corinthian Colleges, Inc.*                  57,100       1,113,450       0.44
Education Management Corporation*           58,200         552,900       0.21
                                           -------      ----------     ------
    Total Educational Programs                           1,666,350       0.65
                                                        ==========     ======
ELECTRIC POWER -- 0.77%
Calpine Corporation*                        33,900       1,953,488       0.77
                                           =======      ==========     ======
ELECTRICAL EQUIPMENT/PERIPHERALS -- 1.72%
Creo Products Inc.*                          8,700         221,850       0.09
Dionex Corporation*                         19,900         884,306       0.35
SanDisk Corporation*                        31,200       1,891,500       0.74
TranSwitch Corporation*                     29,400       1,383,637       0.54
                                           -------      ----------     ------
    Total Electrical
      Equipment/Peripherals                              4,381,293       1.72

See Notes to Financial Statements.

                                                                              55
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PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued               Shares       Value        Net Assets
                                           ------     -----------      ------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 12.73%
Alpha Industries, Inc.*                    25,200     $ 1,392,300        0.55%
Brooks Automation, Inc.*                   32,800         623,200        0.25
Burr-Brown Corporation*                    32,000       1,258,000        0.49
Credence Systems Corporation*              58,400       2,664,500        1.05
Cree Research, Inc.*                       76,300       3,257,056        1.28
Cymer, Inc.*                               47,000       1,736,062        0.68
Cypress Semiconductor Corporation*         36,800         940,700        0.37
The DII Group, Inc.*                       63,100       2,271,600        0.89
Flextronics International Ltd.*            31,300       2,222,300        0.87
GlobeSpan, Inc.*                           12,300         894,825        0.35
Integrated Device Technology, Inc.*        38,200         785,488        0.31
Lam Research Corporation*                  37,800       3,191,738        1.25
Lattice Semiconductor Corporation*         71,800       2,539,925        1.00
Micrel, Incorporated*                      49,200       2,675,250        1.05
Orbotech Ltd.*                             25,200       1,968,750        0.77
Plexus Corp.*                              21,200         561,800        0.22
QLogic Corporation*                         8,300         864,237        0.34
Semtech Corporation*                       34,800       1,333,275        0.52
Varian Semiconductor Equipment
  Associates, Inc.*                        55,400       1,253,425        0.49
                                           ------     -----------      ------
    Total Electronic
      Components/Semiconductors                        32,434,431       12.73
                                                      ===========      ======
ELECTRONICS -- 1.30%
Ancor Communications,
  Incorporated*                            34,900       1,105,894        0.43
ANTEC Corporation*                         26,700       1,294,950        0.51
Power Integrations, Inc.*                   8,900         907,244        0.36
                                           ------     -----------      ------
    Total Electronics                                   3,308,088        1.30

See Notes to Financial Statements.

56
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PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued               Shares        Value       Net Assets
                                           -------     -----------     ------
ENTERTAINMENT AND LEISURE -- 7.09%
American Classic Voyages Co.*               42,900     $ 1,072,500       0.42%
CINAR Corporation*                          19,100         331,862       0.13
Citadel Communications
  Corporation*                              71,200       3,439,850       1.35
Cox Radio, Inc., Class A*                   22,900       1,603,000       0.63
Emmis Communications Corporation,
  Class A*                                  23,300       1,680,512       0.66
Entercom Communications Corp.,
  Class A*                                  31,200       1,554,150       0.61
Fairfield Communities, Inc.*               116,770       1,430,433       0.56
International Speedway Corporation,
  Class A                                   15,300         789,863       0.31
Jones Intercable, Inc., Class A*            22,375       1,222,234       0.48
Spanish Broadcasting System, Inc.,
  Class A*                                  27,900         742,838       0.29
UnitedGlobalCom, Inc.*                      48,300       4,202,100       1.65
                                           -------     -----------     ------
    Total Entertainment and Leisure                     18,069,342       7.09
                                                       ===========     ======
FINANCIAL SERVICES -- 0.59%
Metris Companies Inc.                       43,900       1,511,806       0.59
                                           =======     ===========     ======
FOOD AND RESTAURANTS -- 0.50%
Performance Food Group Company*             46,600       1,264,025       0.50
                                           =======     ===========     ======
INSURANCE -- 0.76%
Clark/Bardes Holdings, Inc.*                36,700         504,625       0.20
Financial Security Assurance
  Holdings Ltd.                             25,300       1,426,288       0.56
                                           -------     -----------     ------
    Total Insurance                                      1,930,913       0.76

See Notes to Financial Statements.

                                                                              57
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---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                Shares        Value      Net Assets
                                            ------     -----------     ------
INTERNET SERVICES -- 8.16%
About.com, Inc.*                            29,500     $ 1,393,875       0.55%
AdForce, Inc.*                              12,450         343,931       0.14
Agile Software Corporation*                 11,000       1,078,000       0.42
Art Technology Group, Inc.*                 24,200       1,306,800       0.51
Ask Jeeves, Inc.*                           16,200       1,251,450       0.49
Critical Path, Inc.*                        46,000       2,104,500       0.83
CyberSource Corporation*                    12,200         774,700       0.30
Insweb Corporation*                          9,950         179,100       0.07
JFAX.COM, Inc.*                             54,300         235,866       0.09
Marimba, Inc.*                               9,400         267,900       0.11
Media Metrix, Inc.*                         22,000       1,031,250       0.40
Paradyne Networks, Inc.*                    16,700         507,262       0.20
Primus Knowledge Solutions, Inc.*           33,500       1,009,187       0.40
PSINet Inc.*                                 7,000         252,000       0.10
Security First Corp.*                       26,000       1,044,875       0.41
Vignette Corporation*                       34,400       5,435,200       2.13
WebTrends Corporation*                      31,400       1,938,950       0.76
Wink Communications, Inc.*                  18,300         642,788       0.25
                                            ------     -----------     ------
    Total Internet Services                             20,797,634       8.16
                                                       ===========     ======
MEDICAL AND DENTAL PRODUCTS -- 0.18%
Cytyc Corporation*                          11,600         461,100       0.18
                                            ======     ===========     ======
MEDICAL INSTRUMENTS -- 0.95%
Affymetrix, Inc.*                           27,500       2,423,437       0.95

See Notes to Financial Statements.

58
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued                Shares        Value      Net Assets
                                            -------     ----------     ------
MEDICAL/DENTAL SERVICES -- 1.75%
AmSurg Corp., Class A*                       93,200     $  570,850       0.22%
Professional Detailing, Inc.*                34,800        870,000       0.34
Renal Care Group, Inc.*                     162,245      3,021,813       1.19
                                            -------     ----------     ------
    Total Medical/Dental Services                        4,462,663       1.75
                                                        ==========     ======
NETWORKING -- 3.12%
Emulex Corporation*                          29,500      4,600,156       1.81
Extreme Networks, Inc.*                       4,000        321,250       0.13
MMC Networks, Inc.*                          10,700        341,063       0.13
Visual Networks, Inc.*                       33,900      1,411,088       0.55
Xircom, Inc.*                                25,500      1,286,156       0.50
                                            -------     ----------     ------
    Total Networking                                     7,959,713       3.12
                                                        ==========     ======
OFFSHORE DRILLING -- 0.61%
Dril-Quip, Inc.*                             11,700        273,487       0.11
Rowan Companies, Inc.*                       81,600      1,269,900       0.50
                                            -------     ----------     ------
    Total Offshore Drilling                              1,543,387       0.61
                                                        ==========     ======
OIL FIELD SERVICES -- 1.52%
Atwood Oceanics, Inc.*                       17,000        494,063       0.19
Global Industries, Ltd.*                     90,000        720,000       0.28
Marine Drilling Companies, Inc.*             70,600      1,142,838       0.45
Patterson Energy, Inc.*                      66,900        857,156       0.34
Trico Marine Services, Inc.*                 96,300        668,081       0.26
                                            -------     ----------     ------
    Total Oil Field Services                             3,882,138       1.52
                                                        ==========     ======
POLLUTION CONTROL -- 0.85%
Newpark Resources, Inc.*                    150,500        968,844       0.38
Waste Connections, Inc.*                     78,125      1,206,055       0.47
                                            -------     ----------     ------
    Total Pollution Control                              2,174,899       0.85

See Notes to Financial Statements.

                                                                              59
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---------

Statement of Net Assets
as of October 31, 1999

                                                                 Percentage of
EQUITY SECURITIES, continued             Shares         Value      Net Assets
                                         -------     -----------     ------
PUBLISHING/ADVERTISING -- 4.11%
Catalina Marketing Corporation*           38,200     $ 3,576,475       1.40%
Lamar Advertising Company,
  Class A*                                60,700       3,277,800       1.29
Playboy Enterprises, Inc., Class B*      141,400       3,623,375       1.42
                                         -------     -----------     ------
    Total Publishing/Advertising                      10,477,650       4.11
                                                     ===========     ======
SPECIALTY RETAIL -- 1.05%
Cost Plus, Inc.*                          54,150       1,976,475       0.78
The Yankee Candle Company, Inc.*          46,000         701,500       0.27
                                         -------     -----------     ------
    Total Specialty Retail                             2,677,975       1.05
                                                     ===========     ======
TELECOMMUNICATIONS -- 6.29%
AirGate PCS, Inc.*                        23,900       1,195,000       0.47
American Mobile Satellite
  Corporation*                            46,000         511,750       0.20
Applied Micro Circuits Corporation*       27,600       2,147,625       0.84
AudioCodes Ltd.*                          25,300       1,530,650       0.60
CD Radio Inc.*                            83,200       2,121,600       0.83
E-TEK Dynamics, Inc.*                     15,200       1,012,700       0.40
Gilat Satellite Networks, Ltd.*           38,800       2,022,450       0.80
Insight Communications
  Company, Inc.*                          33,300         786,713       0.31
Orckit Communications Ltd.*               26,900         741,431       0.29
Pinnacle Holdings Inc.*                   50,300       1,207,200       0.47
Research in Motion Limited*               55,400       1,703,550       0.67
Time Warner Telecom Inc.*                 21,000         528,938       0.21
WinStar Communications, Inc.*             13,200         512,325       0.20
                                         -------     -----------     ------
    Total Telecommunications                          16,021,932       6.29

See Notes to Financial Statements.

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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued            Shares          Value        Net Assets
                                       ---------     ------------     -------
TEXTILES AND SHOES -- 0.35%
Cutter & Buck Inc.*                       53,700     $    882,694        0.35%
                                       =========     ============     =======
TOYS -- 0.53%
JAKKS Pacific, Inc.*                      32,800        1,344,800        0.53
                                       =========     ============     =======
TRUCKING -- 0.47%
Forward Air Corporation*                  41,000        1,206,938        0.47
                                       ---------     ------------     -------
    Total Equity Securities
      (Cost $177,616,708)                             243,962,622       95.76
                                                     ============     =======
MONEY MARKET FUNDS -- 5.42%
Temporary Investment Fund Inc. --
  Temp Fund                            6,902,048        6,902,048        2.71
Temporary Investment Fund Inc. --
  Temp Cash                            6,902,048        6,902,048        2.71
                                       ---------     ------------     -------
    Total Money Market Funds
      (Cost $13,804,096)                               13,804,096        5.42
                                                     ------------     -------
    Total Investments
      (Cost $191,420,804)                             257,766,718      101.18
                                                     ============     =======

See Notes to Financial Statements.

                                                                              61
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Statement of Net Assets
as of October 31, 1999


                                                                   Percentage of
OTHER ASSETS -- 0.91%                                 Value          Net Assets
                                                   ------------        -------
Receivables:
  Investment securities sold                       $  2,128,359
  Interest                                               72,743
  Shares of beneficial interest sold                    111,831
Other assets                                             18,417
                                                   ------------
    Total other assets                                2,331,350           0.91%
                                                   ============        =======
TOTAL ASSETS                                        260,098,068         102.09
                                                   ------------        -------
LIABILITIES -- (2.09%)
Payables:
  Investment securities purchased                     4,979,923
  Shares of beneficial interest redeemed                 93,425
  To Advisor (Note 3)                                   153,623
Accrued expenses                                         66,002
Deferred Trustees' compensation (Note 3)                 42,194
                                                   ------------
    Total liabilities                                 5,335,167          (2.09)
                                                   ============        =======
TOTAL NET ASSETS -- 100.00%                        $254,762,901         100.00%
                                                   ------------        -------

* Non-income producing security.

See Notes to Financial Statements.

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Statements of Operations
Year Ended October 31, 1999

                             Balanced          Growth          Mid Cap         Small Cap
INVESTMENT INCOME            Portfolio        Portfolio       Portfolio        Portfolio
                            ------------     -----------      ----------      ------------
Income:
   Dividends                $     81,881     $   569,502      $   15,409      $     30,354
   Interest                      638,455         290,405          15,844           440,273
                            ------------     -----------      ----------      ------------
   Total income                  720,336         859,907          31,253           470,627
                            ============     ===========      ==========      ============
Expenses:
   Investment advisory
     fees (Note 3)               191,721       1,337,089          58,869         1,793,492
   Administration fees
     (Note 3)                     31,954         167,136          45,625           224,187
   Accounting services
     fees                         64,800          78,227          64,877            88,822
   Custodian fees                 20,275          36,960          21,662            66,810
   Audit fee                      15,301          20,499           8,289            22,997
   Trustees' fees                 12,382          23,498           4,636            23,835
   Insurance                       1,599           3,701             748             6,001
   Legal fees                      3,000           7,000           1,000            10,598
   Miscellaneous                   5,000           4,398           2,563             9,001
                            ------------     -----------      ----------      ------------
   Total expenses                346,032       1,678,508         208,269         2,245,743
   Less:
     reimbursement/waiver
     from Provident
     Investment Coun-
     sel, Inc. (Note 3)          (90,404)         (7,147)       (132,580)           (3,878)
                            ------------     -----------      ----------      ------------
   Net expenses                  255,628       1,671,361          75,689         2,241,865
                            ============     ===========      ==========      ============
Net investment income
  (loss)                         464,708        (811,454)        (44,436)       (1,771,238)
                            ============     ===========      ==========      ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on
      investments             10,690,739      27,950,275       1,053,933        48,594,775
    Net unrealized
     appreciation
     (depreciation) of
     investments              (4,247,201)     15,478,042       2,348,464        56,517,702
                            ------------     -----------      ----------      ------------
Net gain on investments        6,443,538      43,428,317       3,402,397       105,112,477
                            ============     ===========      ==========      ============
NET INCREASE
  IN NET ASSETS
  RESULTING
  FROM
  OPERATIONS                $  6,908,246     $42,616,863      $3,357,961      $103,341,239
                            ============     ===========      ==========      ============

See Notes to Financial Statements.

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Statements of Changes in Net Assets

                                                         Balanced
INCREASE (DECREASE) IN NET ASSETS                        Portfolio
                                              ----------------------------------
                                                   Year              Year
                                                   ended             ended
From operations:                              October 31, 1999  October 31, 1998
                                              ----------------  ----------------
  Net investment income (loss)                 $     464,708     $     479,629
  Net realized gain (loss) on investments         10,690,739         2,840,824
  Net unrealized appreciation (depreciation)
    of investments                                (4,247,201)        3,069,602
                                               -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                      6,908,246         6,390,055
                                               =============     =============
Transactions in interests:
   Contributions by Holders                       22,415,285         4,234,921
   Withdrawals by Holders                        (38,590,582)       (3,865,363)
                                               -------------     -------------
   Net increase (decrease) in net assets from
     transactions in interests                   (16,175,297)          369,558
                                               =============     =============
Total increase (decrease) in net assets           (9,267,051)        6,759,613
                                               =============     =============
NET ASSETS
Beginning of period                               42,143,141        35,383,528
                                               -------------     -------------
End of period                                  $  32,876,090     $  42,143,141
                                               -------------     -------------

+ Commencement of operations.

See Notes to Financial Statements.

            Growth                              Mid Cap                             Small Cap
           Portfolio                           Portfolio                            Portfolio
----------------------------------  ----------------------------------  ----------------------------------
      Year              Year              Year         Dec. 31, 1997+         Year              Year
     ended             ended             ended            through            ended             ended
October 31, 1999  October 31, 1998  October 31, 1999  October 31, 1998  October 31, 1999  October 31, 1998
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
 $    (811,454)     $    (417,693)    $    (44,436)    $    (11,916)     $  (1,771,238)    $  (1,197,741)
    27,950,275          9,511,479        1,053,933         (198,860)        48,594,775       (30,872,647)
    15,478,042         15,517,462        2,348,464           57,277         56,517,702          (283,036)
 -------------      -------------     ------------     ------------      -------------     -------------
    42,616,863         24,611,248        3,357,961         (153,499)       103,341,239       (32,353,424)
 -------------      -------------     ------------     ------------      -------------     -------------
    28,654,776         64,364,321        4,331,368        9,426,366         68,296,971       123,809,971
   (25,048,703)       (35,037,926)        (788,868)      (3,509,589)       (90,528,948)      (57,458,705)
 -------------      -------------     ------------     ------------      -------------     -------------
     3,606,073         29,326,395        3,542,500        5,916,777        (22,231,977)       66,351,266
 -------------      -------------     ------------     ------------      -------------     -------------
    46,222,936         53,937,643        6,900,461        5,763,278         81,109,262        33,997,842
 -------------      -------------     ------------     ------------      -------------     -------------
   136,082,323         82,144,680        5,763,278              --         173,653,639       139,655,797
 -------------      -------------     ------------     ------------      -------------     -------------
 $ 182,305,259      $ 136,082,323     $ 12,663,739     $  5,763,278      $ 254,762,901     $ 173,653,639
 -------------      -------------     ------------     ------------      -------------     -------------

                                                                              65
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Selected Ratio Data

                                              Balanced Portfolio
                                 ----------------------------------------------
                                             Year ended October 31,
                                 ----------------------------------------------
                                  1999      1998      1997      1996      1995
                                 ------    ------    ------    ------    ------
Ratios to average net assets:*
  Expenses                         0.80%     0.80%     0.80%     0.80%     0.80%
  Net investment income            1.45%     1.22%     1.35%     1.30%     1.57%
Portfolio turnover rate          174.19%   111.47%   104.50%    54.24%   106.50%

* Net of expense reimbursements and waivers equivalent to 0.28%, 0.18%, 0.36%, 0.90% and 0.78% of average net assets, respectively.

See Notes to Financial Statements.

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Selected Ratio Data


                                               Growth Portfolio
                                 ----------------------------------------------
                                             Year ended October 31,
                                 ----------------------------------------------
                                  1999      1998      1997      1996      1995
                                 ------    ------    ------    ------    ------
Ratios to average net assets:*
  Expenses                        1.00%     1.00%     1.00%     1.00%     1.00%
  Net investment income (loss)   (0.49%)   (0.32%)   (0.13%)   (0.04%)    0.08%
Portfolio turnover rate          80.34%    81.06%    67.54%    64.09%    54.89%

* Net of expense reimbursements equivalent to 0.00%, 0.02%, 0.05%, 0.04% and 0.01% of average net assets, respectively.

See Notes to Financial Statements.

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Selected Ratio Data


                                                      Mid Cap Portfolio
                                                -------------------------------
                                                    Year         Dec. 31, 1997**
                                                    ended            through
                                                Oct. 31, 1999     Oct. 31, 1998
                                                -------------     -------------
Ratios to average net assets:*
  Expenses                                          0.90%             0.90%+
  Net investment loss                              (0.53%)           (0.29%)+
Portfolio turnover rate                           144.64%           166.89%

* Net of expense reimbursements and waivers equivalent to 1.58% and 2.07% of average net assets, respectively.

** Commencement of operations.

+ Annualized.

See Notes to Financial Statements.

68
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Selected Ratio Data

                                              Small Cap Portfolio
                                 ----------------------------------------------
                                             Year ended October 31,
                                 ----------------------------------------------
                                  1999      1998      1997      1996      1995
                                 ------    ------    ------    ------    ------
Ratios to average net assets:*
  Expenses                         1.00%     1.00%     1.00%     1.00%    1.00%
  Net investment loss             (0.79%)   (0.68%)   (0.49%)   (0.59%)  (0.51%)
Portfolio turnover rate          133.24%    81.75%   151.52%    53.11%   45.45%

* Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.01%, 0.01% and 0.07% of average net assets, respectively.

See Notes to Financial Statements.

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Notes to Financial Statements

1 -- ORGANIZATION

     PIC Balanced and Growth Portfolios were organized on December 11, 1991, the PIC Mid Cap Portfolio was organized on December 31, 1997 and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the Nasdaq system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

     D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

70
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Notes to Financial Statements,
continued

3 -- TRANSACTIONS WITH AFFILIATES

     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

     PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average daily net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, and 0.80% from the Small Cap Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, and 1.00% for the Small Cap Portfolio.

     Fees waived and expenses reimbursed by PIC for the year ended October 31, 1999 were as follows:

                                       Waived      Reimbursed
                                        Fees        Expenses
                                       -------     ----------
               Balanced Portfolio      $90,404       $    --
               Growth Portfolio          7,147            --
               Mid Cap Portfolio        58,869        73,711
               Small Cap Portfolio       3,878            --

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced Portfolio which has no minimum). Fees paid to ICA for the year ended October 31, 1999 are stated in the respective Portfolios' Statement of Operations.

     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each

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----------

Notes to Financial Statements,
continued

quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 -- INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 1999 were as follows:

                                        Purchases          Sales
                                       ------------     ------------
Balanced Portfolio                     $ 54,676,496     $ 69,053,873
Growth Portfolio                        128,004,046      135,004,771
Mid Cap Portfolio                        14,447,474       11,804,528
Small Cap Portfolio                     291,632,958      317,295,454

     The Balanced Portfolio purchased $19,680,976 and sold $18,162,659 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap and Small Cap Portfolios.

     The aggregate gross unrealized appreciation and depreciation of investment securities at October 31, 1999, based on their cost for federal income tax purposes, were as follows:

                                     Tax             Gross            Gross
                                   Cost of         Unrealized       Unrealized
                                  Investments     Appreciation     Depreciation
                                 ------------     ------------     ------------
Balanced Portfolio               $ 27,883,900      $ 3,841,540     $   (139,649)
Growth Portfolio                  119,734,492       51,804,877         (530,001)
Mid Cap Portfolio                   9,929,191        2,570,517         (176,758)
Small Cap Portfolio               191,628,800       74,295,755       (8,157,837)

  P-I-C
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 BALANCED
  GROWTH
 MID CAP
SMALL CAP
PORTFOLIOS
----------

Report of Independent Accountants

To the Board of Trustees of
  and the holders of Interests in:
    PIC Balanced Portfolio
    PIC Growth Portfolio
    PIC Mid Cap Portfolio
    PIC Small Cap Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio (the "Portfolios") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets and the selected ratio data for the year then ended, in conformity with generally accepted accounting principles. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of the Portfolios as of October 31, 1998, including the selected ratio data for each of the periods prior to October 31, 1998, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
December 3, 1999

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  GROWTH
 MID CAP
SMALL CAP
PORTFOLIOS
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Change in Independent Accountant

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of PIC Investment Trust, PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Portfolios at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of PIC Investment Trust, PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 1, 1999, and October 25, 1999, PIC Portfolios and PIC Investment Trust, respectively, with the approval of their Boards of Trustees and their Audit Committees, engaged PwC as their independent auditors.

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Provident Investment Counsel
       Mutual Funds
----------------------------

Trustees and Officers

TRUSTEES AND OFFICERS -- P-I-C INVESTMENT TRUST
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee Emeritus
Wayne H. Smith, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

TRUSTEES AND OFFICERS -- P-I-C PORTFOLIOS
Thomas J. Condon, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Jettie M. Edwards, Trustee
Wayne H. Smith, Trustee
Bernard J. Johnson, Trustee Emeritus
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.